Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	2.223%	500,000	484,889
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	2.174%	400,000	386,996
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	350,473
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	2.798%	250,000	239,654
AMMC CLO 24 Ltd.(a),(b)
Series 2021-24A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2035	2.813%	350,000	335,718
AREIT Trust(a),(c)
Subordinated Series 2019-CRE3 Class AS
09/14/2036	2.196%	500,000	485,831
AREIT Trust(a),(b)
Subordinated Series 2020-CRE4 Class B
30-day Average SOFR + 4.264% Floor 4.150% 04/15/2037	4.680%	365,000	355,116
BDS Ltd.(a),(c)
Series 2020-FL6 Class D
09/15/2035	3.280%	302,000	289,378
BlueMountain CLO XXX Ltd.(a),(b)
Series 2020-30A Class AR
3-month USD LIBOR + 1.370% Floor 1.370% 04/15/2035	2.221%	450,000	435,647
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	2.563%	375,000	360,701
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	2.314%	725,000	701,388
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	206,074	210,779
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	2.812%	460,695	455,812
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	97,250	95,378
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	2.194%	800,000	775,438
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% Floor 0.820% 11/15/2028	2.231%	225,054	222,815
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A13R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2034	2.294%	625,000	611,086
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	2.018%	653,065	644,197
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	1.806%	297,177	294,746
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month USD LIBOR + 1.530% Floor 1.530% 08/05/2033	2.893%	450,000	441,910
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	2.203%	450,000	437,058
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	123,437	118,516
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	333,171	332,379
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.943%	156,951	156,234
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	33,258	32,913
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	1.178%	415,082	407,158
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	1.806%	287,367	283,203
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	2.763%	300,000	284,791
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month USD LIBOR + 1.300% Floor 1.300% 02/24/2037	2.146%	475,000	460,762
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	2.813%	250,000	237,193
PFP Ltd.(a),(b)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.925%	48,278	47,413
Subordinated Series 2019-5 Class B
1-month USD LIBOR + 1.650% Floor 1.650% 04/14/2036	2.525%	275,000	270,251
Ready Capital Mortgage Financing LLC(a),(b)
Series 2020-FL4 Class AS
1-month USD LIBOR + 3.100% Floor 3.100% 02/25/2035	4.106%	250,000	242,436
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	458,345
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.673%	12,318	12,317
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	2.384%	740,000	598,334
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	2.834%	314,760	314,760
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	2.884%	199,159	198,991
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	2.284%	265,061	258,772
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.034%	500,000	476,815
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	2.684%	177,266	177,265
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	2.206%	946,573	942,089
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.618%	418,808	406,116
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	1.554%	323,557	299,197
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% Floor 0.170% 07/25/2025	1.354%	700,000	610,998
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	2.806%	550,000	535,206

2	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	365,750	370,255
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	379,500	348,739
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	260,983	238,326
Series 2020-3A Class A
09/20/2045	2.110%	305,400	277,942
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	190,300	173,353
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	360,139
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	2.736%	299,000	289,990
Total Asset-Backed Securities — Non-Agency (Cost $19,495,649)			18,836,208

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	64,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K057 Class X1
07/25/2026	1.172%	3,755,411	148,984
Series 2018-K732 Class X3
05/25/2046	2.173%	1,350,000	82,644
Series K021 Class X3
07/25/2040	1.947%	1,296,993	13
Series K022 Class X3
08/25/2040	1.796%	1,550,000	4,179
Series K025 Class X3
11/25/2040	1.740%	2,400,000	14,792
Series K035 Class X3
12/25/2041	1.788%	3,000,000	58,751
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	75,263
Series K043 Class X3
02/25/2043	1.635%	3,951,044	153,548
Series K051 Class X3
10/25/2043	1.612%	2,100,000	97,483
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K060 Class X3
12/25/2044	1.896%	1,350,000	96,649
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	88,156
Series KC07 Class X1
09/25/2026	0.727%	3,977,080	88,195
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	140,256
Series KLU3 Class X1
01/25/2031	1.938%	1,596,817	191,219
Series KS06 Class X
08/25/2026	1.051%	2,668,400	80,588
Series Q004 Class XFL
05/25/2044	1.796%	1,647,636	47,411
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	2.922%	777,247	18,870
Series 2016-M4 Class X2
01/25/2039	2.633%	382,327	2,972
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	150,758
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
1-month USD LIBOR + 2.300% Floor 2.300% 10/25/2029	3.103%	376,887	365,930
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.191%	1,084,942	10,765
Series 2012-4 Class IO
05/16/2052	0.000%	2,096,486	21
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,540,247)			1,982,225

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	139,811
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	93,595
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	3.015%	340,000	335,902

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month USD LIBOR + 0.920% Floor 0.920% 01/18/2036	1.474%	505,221	493,253
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	2.025%	480,000	469,195
Series 2021-FPM Class A
1-month USD LIBOR + 1.600% Floor 1.600% 06/15/2038	2.475%	288,000	278,744
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319% Floor 2.319% 05/15/2039	2.819%	100,000	99,034
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.921% 10/15/2036	1.795%	321,655	317,839
Series 2021-CIP Class A
1-month USD LIBOR + 0.921% Floor 0.921% 12/15/2038	1.796%	115,000	111,903
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	1.575%	125,000	119,017
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	203,540
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month USD LIBOR + 1.070% Floor 1.071% 12/15/2037	1.945%	100,000	98,253
Citigroup Commercial Mortgage Trust(c),(d)
Series 2016-P3 Class XA
04/15/2049	1.657%	9,081,413	434,210
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.353%	11,750,000	19,583
Series 2020-CBM Class XCP
02/10/2037	0.722%	3,134,666	45,603
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	214,690
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.827%	1,131,730	817
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.669%	2,935,150	4,107
Series 2013-LC6 Class XA
01/10/2046	1.249%	1,210,409	2,670
Series 2014-UBS2 Class XA
03/10/2047	1.073%	3,935,950	54,880
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.128%	469,060	19,514
Series 2019-3 Class XA
10/15/2052	2.059%	206,166	9,943
Series 2020-1 Class XA
03/15/2050	2.659%	792,252	62,510
Series 2020-3 Class XA
08/15/2053	3.675%	701,699	73,347
Series 2020-3 Class XB
08/15/2053	2.619%	850,000	102,934
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	237,848
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class A
1-month USD LIBOR + 0.980% Floor 0.980% 05/15/2036	1.855%	255,000	250,855
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.692%	9,188,320	160,188
CSMC Trust(a),(c),(d)
Series 2021-980M Class X
07/15/2031	0.991%	6,982,000	260,121
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	365,078
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	346,610
DROP Mortgage Trust(a),(b)
Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 04/15/2026	2.570%	400,000	383,977
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	99,363	91,709

4	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fontainebleau Miami Beach Trust(a),(c)
Subordinated Series 2019-FBLU Class E
12/10/2036	3.963%	310,000	294,920
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	423,195
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.844%	2,144,620	21
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	15,269
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	83,657	79,598
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	66,648
InTown Hotel Portfolio Trust(a),(b)
Subordinated Series 2018-STAY Class B
1-month USD LIBOR + 1.050% Floor 1.050% 01/15/2033	2.325%	400,000	394,814
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	0.958%	868,701	12,927
Series 2014-C23 Class XA
09/15/2047	0.600%	2,575,882	28,184
Series 2014-C26 Class XA
01/15/2048	0.948%	5,149,228	96,453
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.386%	2,209,763	7,764
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	347,571
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	5.700%	230,000	221,320
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	2.095%	285,000	279,311
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	2.594%	270,000	263,944
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-BMR2 Class D
1-month Term SOFR + 2.542% Floor 2.542% 05/15/2039	3.342%	215,000	209,367
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.287%	2,249,121	95,318
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.276%	315,000	308,615
MSCG Trust(a),(b)
Subordinated Series 2018-SELF Class E
1-month USD LIBOR + 2.150% Floor 2.150% 10/15/2037	3.025%	375,000	362,306
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.316%	285,000	266,164
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
12/15/2038	1.246%	2,665,000	74,658
Series 2020-2PAC Class XB
12/15/2038	0.808%	2,665,000	55,787
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	53,095
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	359,230
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	29,036
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	243,808
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	3.482%	350,000	333,362
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month USD LIBOR + 1.515% Floor 1.400% 07/15/2038	2.311%	398,000	391,398
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	365,697
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.326%	425,000	380,702

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.414%	339,790	3
Series 2012-C9 Class XA
11/15/2045	1.837%	1,075,901	878
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.844%	2,390,511	39,577
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $12,941,677)			12,002,220

Common Stocks 23.4%
Issuer	Shares	Value ($)
Communication Services 1.8%
Diversified Telecommunication Services 0.1%
Uniti Group Ltd.(e)	182,699	646,600
Entertainment 0.7%
Activision Blizzard, Inc.	46,875	3,650,625
Interactive Media & Services 0.3%
Twitter, Inc.(e)	41,880	1,658,448
Media 0.7%
Intelsat Jackson Holdings SA(e),(f),(g)	362,000	1
Intelsat Jackson Holdings SA(e),(f),(g)	248,000	0
Intelsat Jackson Series A, CVR(e),(f),(g)	612	—
Intelsat Jackson Series B, CVR(e),(f),(g)	612	—
TEGNA, Inc.(h),(i)	146,227	3,202,371
Total		3,202,372
Total Communication Services		9,158,045
Consumer Discretionary 1.7%
Auto Components 0.3%
Tenneco, Inc.(e),(h),(i)	99,724	1,726,222
Automobiles 0.0%
General Motors Co.(e)	4,097	158,472
Diversified Consumer Services 1.0%
Houghton Mifflin Harcourt Co.(e),(f),(g)	180,721	3,795,141
Terminix Global Holdings, Inc.(e)	23,372	1,014,578
Total		4,809,719
Leisure Products 0.2%
Accell Group NV(e)	16,430	912,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.2%
Vivo Energy PLC	617,703	1,088,158
Total Consumer Discretionary		8,694,836
Consumer Staples 0.4%
Food Products 0.4%
Sanderson Farms, Inc.	9,392	1,873,704
Tobacco 0.0%
Swedish Match AB	29,810	308,104
Total Consumer Staples		2,181,808
Financials 2.3%
Banks 0.7%
Cadence Bank	4,278	114,351
Credit Agricole SA, ADR	22,070	121,716
First Citizens BancShares Inc., Class A	106	74,242
First Horizon Corp.(h),(i)	125,203	2,858,385
Societe Generale SA, ADR	15,205	82,107
U.S. Bancorp	3,955	209,892
Total		3,460,693
Capital Markets 0.3%
Brewin Dolphin Holdings PLC	123,222	792,914
Credit Suisse Group AG, ADR	14,363	101,259
Sanne Group PLC(e)	45,713	518,426
Total		1,412,599
Diversified Financial Services 0.0%
Intelsat Emergence SA(e)	5,853	175,956
Insurance 1.3%
Alleghany Corp.(e)	5,460	4,552,439
Willis Towers Watson PLC	8,666	1,829,132
Total		6,381,571
Total Financials		11,430,819
Health Care 4.1%
Biotechnology 0.7%
Biohaven Pharmaceutical Holding Co., Ltd.(e)	8,739	1,256,056
Sierra Oncology, Inc.(e)	20,254	1,109,514
Swedish Orphan Biovitrum AB(e)	58,823	1,230,906
Total		3,596,476

6	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.1%
Natus Medical, Inc.(e)	21,454	703,477
Health Care Providers & Services 1.1%
Covetrus, Inc.(e)	69,597	1,449,010
LHC Group, Inc.(e),(h),(i)	14,500	2,416,570
Tivity Health, Inc.(e)	48,898	1,584,295
Total		5,449,875
Health Care Technology 2.0%
Cerner Corp.	28,702	2,722,385
Change Healthcare, Inc.(e)	230,526	5,553,371
Inovalon Holdings, Inc., Class A(e),(f),(g)	38,146	1,563,986
Total		9,839,742
Pharmaceuticals 0.2%
Vifor Pharma AG(e)	5,648	985,397
Total Health Care		20,574,967
Industrials 3.5%
Aerospace & Defense 0.4%
Aerojet Rocketdyne Holdings, Inc.(e)	45,886	1,869,396
Boeing Co. (The)(e)	1,480	194,472
Total		2,063,868
Air Freight & Logistics 0.0%
GXO Logistics, Inc.(e)	2,032	110,301
Airlines 0.0%
Delta Air Lines, Inc.(e)	2,848	118,733
Building Products 0.4%
Cornerstone Building Brands, Inc.(e)	90,985	2,233,682
Commercial Services & Supplies 0.1%
HomeServe PLC	25,575	374,801
Electrical Equipment 0.1%
Siemens Gamesa Renewable Energy SA(e)	19,666	381,285
Machinery 1.2%
Meritor, Inc.(e),(h),(i)	50,890	1,840,691
Welbilt, Inc.(e)	175,604	4,156,547
Total		5,997,238
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
Intertrust NV(e)	43,816	910,668
Mantech International Corp., Class A	11,344	1,085,054
Nielsen Holdings PLC	149,872	3,830,728
Total		5,826,450
Transportation Infrastructure 0.2%
Atlantia SpA	34,164	828,254
Total Industrials		17,934,612
Information Technology 7.4%
Communications Equipment 0.6%
Plantronics, Inc.(e),(h),(i)	75,916	2,997,164
Electronic Equipment, Instruments & Components 0.8%
Coherent, Inc.(e)	5,102	1,382,438
Rogers Corp.(e)	10,958	2,908,034
Total		4,290,472
IT Services 0.3%
Switch, Inc., Class A	42,568	1,436,670
Semiconductors & Semiconductor Equipment 0.7%
CMC Materials, Inc.(h),(i)	11,924	2,109,832
MagnaChip Semiconductor Corp.(e)	40,326	786,357
Silicon Motion Technology Corp., ADR	6,586	594,782
Total		3,490,971
Software 5.0%
Anaplan, Inc.(e)	58,545	3,840,552
Avast PLC	90,018	550,938
Black Knight, Inc.(e)	6,199	420,974
CDK Global, Inc.	57,733	3,144,139
Citrix Systems, Inc.	29,840	3,004,589
Datto Holding Corp.(e)	41,244	1,448,077
Ideagen PLC	203,082	890,545
Mandiant, Inc.(e),(h),(i)	184,437	4,066,836
Momentive Global, Inc.(e)	143,016	1,741,935
SailPoint Technologies Holdings, Inc.(e)	37,707	2,392,132
VMware, Inc., Class A	5,148	659,459
Vonage Holdings Corp.(e)	152,625	2,956,346
Total		25,116,522
Total Information Technology		37,331,799

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.3%
Construction Materials 0.3%
Forterra, Inc.(e),(f),(g)	55,377	1,329,048
Total Materials		1,329,048
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Campus Communities, Inc.	29,371	1,909,115
Americold Realty Trust, Inc.	3,921	108,573
PS Business Parks, Inc.	8,162	1,531,436
Total		3,549,124
Total Real Estate		3,549,124
Utilities 1.2%
Electric Utilities 0.6%
PNM Resources, Inc.(h),(i)	58,595	2,785,020
Gas Utilities 0.5%
South Jersey Industries, Inc.(h),(i)	79,903	2,784,620
Independent Power and Renewable Electricity Producers 0.1%
Albioma SA	12,586	674,255
Total Utilities		6,243,895
Total Common Stocks (Cost $121,138,708)		118,428,953

Convertible Bonds(j) 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	110,000	147,834
American Airlines Group, Inc.
07/01/2025	6.500%	290,000	388,096
Southwest Airlines Co.
05/01/2025	1.250%	205,000	280,030
Total			815,960
Banking 0.5%
Banco Santander SA(k)
12/31/2049	4.750%	200,000	176,071
Barclays PLC(k)
12/31/2049	4.375%	200,000	168,222
Credit Suisse Group AG(a),(k)
12/31/2049	6.375%	250,000	230,968
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Deutsche Bank AG(k)
12/31/2049	6.000%		200,000	187,883
ING Groep NV(k)
12/31/2049	4.250%		200,000	152,598
12/31/2049	5.750%		220,000	212,279
Intesa Sanpaolo SpA(a),(k)
12/31/2049	7.700%		200,000	196,750
Lloyds Banking Group PLC(k)
12/31/2049	7.500%		200,000	206,023
Natwest Group PLC(k)
12/31/2049	6.000%		200,000	196,211
Societe Generale SA(a),(k)
12/31/2049	6.750%		205,000	195,931
12/31/2049	8.000%		200,000	207,903
UBS Group AG(a),(k)
12/31/2049	4.375%		200,000	162,540
Total				2,293,379
Cable and Satellite 0.1%
Liberty Broadband Corp.(a)
09/30/2050	1.250%		270,000	254,523
09/30/2050	2.750%		180,000	174,641
Liberty Media Corp.(a)
12/01/2050	0.500%		105,000	127,208
Total				556,372
Consumer Cyclical Services 0.0%
Uber Technologies, Inc.(l)
12/15/2025	0.000%		225,000	190,913
Retailers 0.0%
Burlington Stores, Inc.
04/15/2025	2.250%		225,000	244,406
Wireless 0.0%
Cellnex Telecom SA(a)
11/20/2031	0.750%	EUR	100,000	83,246
Total Convertible Bonds (Cost $4,521,201)				4,184,276

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	240	273,950

8	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Media 0.0%
ViacomCBS, Inc.	5.750%	500	24,658
Total Communication Services			298,608
Financials 0.0%
Capital Markets 0.0%
KKR & Co., Inc.	6.000%	1,200	82,596
Total Financials			82,596
Health Care 0.1%
Health Care Equipment & Supplies 0.0%
Becton Dickinson and Co.	6.000%	2,200	113,542
Life Sciences Tools & Services 0.1%
Danaher Corp.	5.000%	145	205,886
Total Health Care			319,428
Information Technology 0.0%
IT Services 0.0%
Sabre Corp.	6.500%	500	49,585
Total Information Technology			49,585
Utilities 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	6.125%	7,700	433,587
NextEra Energy, Inc.	5.279%	12,250	596,697
NextEra Energy, Inc.	6.219%	3,800	186,466
Total			1,216,750
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	6.375%	3,400	302,158
Multi-Utilities 0.0%
Algonquin Power & Utilities Corp.	7.750%	5,650	259,756
Total Utilities			1,778,664
Total Convertible Preferred Stocks (Cost $2,640,951)			2,528,881

Corporate Bonds & Notes(j) 16.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	102,841
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boeing Co. (The)
02/04/2024	1.433%		300,000	289,128
05/01/2027	5.040%		300,000	301,804
05/01/2030	5.150%		550,000	547,045
Total				1,240,818
Airlines 0.5%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		191,125	174,757
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	212,759
04/20/2029	5.750%		175,000	169,096
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		103,736	94,003
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	101,591
01/15/2026	7.375%		80,000	86,304
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	164,618
10/20/2028	4.750%		734,000	735,189
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		360,738	343,390
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		144,924	143,595
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		88,918	89,841
Total				2,315,143
Automotive 0.8%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	79,873
Ford Motor Co.
02/12/2032	3.250%		135,000	114,196
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.080% 08/03/2022	2.366%		255,000	254,542
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	119,720
08/01/2026	4.542%		200,000	195,975
05/28/2027	4.950%		200,000	199,129
08/17/2027	4.125%		200,000	189,506
02/16/2028	2.900%		200,000	174,979
06/17/2031	3.625%		275,000	237,825
Meritor, Inc.(a)
12/15/2028	4.500%		826,000	815,800

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tenneco, Inc.(a)
04/15/2029	5.125%		1,603,000	1,571,821
Total				3,953,366
Banking 2.8%
American Express Co.(k)
12/31/2049	3.550%		85,000	72,728
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	101,285
Bank of America Corp.(k)
10/01/2025	3.093%		345,000	340,022
01/20/2028	3.824%		110,000	108,470
06/14/2029	2.087%		50,000	44,191
04/22/2032	2.687%		50,000	43,698
10/20/2032	2.572%		300,000	257,747
02/04/2033	2.972%		495,000	439,379
12/31/2049	4.375%		80,000	71,119
BNP Paribas SA(a),(k)
12/31/2049	4.625%		218,000	179,640
Capital One Financial Corp.(k)
03/01/2030	3.273%		215,000	195,594
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.007%	EUR	190,000	204,419
Citigroup, Inc.(k)
02/24/2028	3.070%		80,000	76,306
01/29/2031	2.666%		80,000	70,487
03/31/2031	4.412%		355,000	351,378
06/03/2031	2.572%		95,000	82,560
11/03/2032	2.520%		220,000	185,901
01/25/2033	3.057%		330,000	292,700
05/24/2033	4.910%		165,000	169,451
Comerica, Inc.(k)
12/31/2049	5.625%		95,000	96,223
Credit Agricole SA(a),(k)
12/31/2049	7.875%		200,000	206,207
Credit Suisse Group AG(a),(k)
09/11/2025	2.593%		145,000	138,706
06/05/2026	2.193%		315,000	292,012
02/02/2027	1.305%		135,000	118,287
05/14/2032	3.091%		55,000	46,246
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	133,504
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	200,206
03/27/2025	3.375%	EUR	38,000	42,328
11/01/2028	2.000%	EUR	47,000	48,409
Goldman Sachs Group, Inc. (The)(k)
04/22/2032	2.615%		970,000	837,108
07/21/2032	2.383%		230,000	193,318
10/21/2032	2.650%		500,000	429,717
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HSBC Holdings PLC(k)
05/24/2025	0.976%		225,000	212,422
05/24/2027	1.589%		150,000	134,187
09/22/2028	2.013%		365,000	320,409
08/17/2029	2.206%		215,000	186,314
05/24/2032	2.804%		170,000	144,617
Intesa Sanpaolo SpA(a),(k)
Subordinated
06/01/2032	4.198%		200,000	164,404
JPMorgan Chase & Co.(k)
04/22/2026	2.083%		155,000	147,583
11/19/2026	1.045%		235,000	213,719
04/22/2027	1.578%		175,000	160,457
02/24/2028	2.947%		425,000	404,384
04/22/2032	2.580%		340,000	296,023
11/08/2032	2.545%		165,000	142,692
12/31/2049	3.650%		85,000	75,131
Lloyds Banking Group PLC(k)
07/09/2025	3.870%		400,000	400,482
Macquarie Group Ltd.(a),(k)
06/23/2032	2.691%		90,000	75,204
01/14/2033	2.871%		305,000	255,380
06/21/2033	4.442%		100,000	95,113
Morgan Stanley(k)
01/22/2031	2.699%		480,000	430,722
04/28/2032	1.928%		85,000	70,088
07/21/2032	2.239%		400,000	337,994
10/20/2032	2.511%		120,000	103,229
Subordinated
04/20/2037	5.297%		100,000	101,215
Nationwide Building Society(a),(k)
03/08/2024	3.766%		660,000	661,021
08/01/2024	4.363%		100,000	100,895
Popular, Inc.
09/14/2023	6.125%		320,000	324,675
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%		90,000	91,318
03/15/2025	1.089%		300,000	283,774
06/14/2027	1.673%		110,000	98,544
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	117,042
Shinhan Financial Group Co., Ltd.(a),(k)
12/31/2049	2.875%		200,000	180,183
U.S. Bancorp
06/07/2024	0.850%	EUR	370,000	392,232
US Bancorp(k)
12/31/2049	3.700%		260,000	215,656

10	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(k)
06/02/2028	2.393%	160,000	147,742
03/02/2033	3.350%	840,000	775,225
Total			13,929,422
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp. (The)
12/01/2031	1.950%	245,000	204,320
Intercontinental Exchange, Inc.
09/15/2032	1.850%	175,000	142,063
03/15/2033	4.600%	60,000	61,360
Total			407,743
Building Materials 0.1%
Cemex SAB de CV(a)
07/11/2031	3.875%	205,000	172,481
St. Marys Cement, Inc.(a)
01/28/2027	5.750%	200,000	204,021
Total			376,502
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%	225,000	199,295
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	305,000	300,538
03/01/2030	4.750%	210,000	193,719
08/15/2030	4.500%	265,000	239,174
02/01/2031	4.250%	35,000	30,868
06/01/2033	4.500%	115,000	99,064
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	50,000	42,007
02/01/2032	2.300%	20,000	15,890
05/01/2047	5.375%	65,000	59,698
04/01/2048	5.750%	320,000	310,033
07/01/2049	5.125%	355,000	314,520
04/01/2053	5.250%	280,000	255,658
CSC Holdings LLC(a)
02/01/2028	5.375%	275,000	261,565
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	150,000	141,404
Globo Comunicacao e Participacoes SA(a)
01/14/2032	5.500%	200,000	172,642
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	248,000	232,160
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%	200,000	181,845
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	332,280
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	255,000	229,877
Time Warner Cable LLC
09/01/2041	5.500%	195,000	180,767
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	178,575
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	225,000	221,115
08/15/2030	4.500%	200,000	180,783
VTR Finance NV(a)
07/15/2028	6.375%	200,000	166,660
Total			4,540,137
Chemicals 0.1%
Braskem Idesa SAPI(a)
02/20/2032	6.990%	200,000	176,911
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	185,974
EverArc Escrow Sarl(a)
10/30/2029	5.000%	190,000	165,004
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%	155,000	113,775
Total			641,664
Construction Machinery 0.1%
OT Merger Corp.(a)
10/15/2029	7.875%	240,000	175,075
United Rentals North America, Inc.
01/15/2028	4.875%	110,000	109,706
07/15/2030	4.000%	140,000	130,031
02/15/2031	3.875%	235,000	213,429
Total			628,241
Consumer Cyclical Services 0.0%
Atento Luxco 1 SA(a)
02/10/2026	8.000%	106,000	84,611
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	133,862
Total			218,473
Consumer Products 0.2%
Energizer Holdings, Inc.(a)
12/31/2027	6.500%	150,000	141,790
Natura & Co. Luxembourg Holdings SARL(a)
04/19/2029	6.000%	200,000	193,986
Natura Cosmeticos SA(a)
05/03/2028	4.125%	200,000	181,062

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oriflame Investment Holding PLC(a)
05/04/2026	5.125%		200,000	135,766
Prestige Brands, Inc.(a)
04/01/2031	3.750%		185,000	156,896
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		165,000	152,436
Total				961,936
Diversified Manufacturing 0.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		167,000	165,093
General Electric Co.
03/15/2032	6.750%		27,000	31,343
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	96,798
Total				293,234
Electric 0.6%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	32,511
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	281,773
DPL, Inc.
07/01/2025	4.125%		270,000	262,827
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	210,613
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	63,768
FirstEnergy Corp.(k)
07/15/2027	4.400%		190,000	188,593
FirstEnergy Corp.
11/15/2031	7.375%		260,000	306,621
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	203,086
Inversiones Latin America Power Ltda(a)
06/15/2033	5.125%		198,244	133,591
ITC Holdings Corp.
11/15/2027	3.350%		150,000	145,713
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	335,067
NSTAR Electric Co.
05/15/2027	3.200%		520,000	509,374
Southern Co. (The)
07/01/2026	3.250%		184,000	179,812
Total				2,853,349
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	250,000	228,118
Finance Companies 0.2%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2028	3.875%	75,000	69,752
01/30/2032	3.300%	344,000	290,634
Air Lease Corp.
03/01/2025	3.250%	160,000	155,593
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	44,052
02/15/2025	2.875%	195,000	184,851
11/18/2027	2.528%	199,000	172,289
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	45,159
02/15/2024	5.500%	63,000	63,721
Total			1,026,051
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	199,690
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	174,987
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	150,000	136,890
Darling Ingredients, Inc.(a),(m)
06/15/2030	6.000%	115,000	115,000
JBS Finance Luxembourg Sarl(a)
01/15/2032	3.625%	200,000	169,469
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	400,000	346,007
Kraft Heinz Foods Co.
06/01/2026	3.000%	135,000	130,485
05/15/2027	3.875%	70,000	69,346
03/01/2031	4.250%	205,000	201,360
07/15/2035	5.000%	40,000	39,981
01/26/2039	6.875%	220,000	253,314
10/01/2039	4.625%	235,000	216,899
06/01/2046	4.375%	205,000	181,564
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	40,815
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	165,229
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	206,575
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	150,000	153,599
04/15/2031	4.250%	150,000	138,861

12	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
01/15/2028	5.625%		315,000	312,373
12/15/2029	5.500%		210,000	200,150
04/15/2030	4.625%		250,000	224,657
09/15/2031	4.500%		255,000	223,800
Total				3,901,051
Gaming 0.7%
Boyd Gaming Corp.(a)
06/15/2031	4.750%		160,000	146,488
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		185,000	157,777
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		395,000	399,281
06/01/2028	5.750%		80,000	81,260
01/15/2029	5.300%		130,000	129,381
MGM Resorts International
10/15/2028	4.750%		20,000	18,203
Peninsula Pacific Entertainment LLC/Finance, Inc.(a)
11/15/2027	8.500%		1,243,000	1,349,993
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	151,396
VICI Properties LP
02/15/2030	4.950%		45,000	44,230
05/15/2032	5.125%		270,000	267,724
05/15/2052	5.625%		135,000	132,374
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%		75,000	75,821
09/01/2026	4.500%		30,000	28,678
02/01/2027	5.750%		55,000	54,917
02/15/2027	3.750%		10,000	9,304
02/15/2029	3.875%		35,000	31,463
12/01/2029	4.625%		85,000	79,926
08/15/2030	4.125%		190,000	174,649
Total				3,332,865
Health Care 1.1%
180 Medical, Inc.(a)
10/15/2029	3.875%		160,000	146,340
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	478,102
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	255,000	263,852
CommonSpirit Health
10/01/2030	2.782%		70,000	61,608
CVS Health Corp.
03/25/2048	5.050%		305,000	310,754
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	325,069
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Embecta Corp.(a)
02/15/2030	5.000%		270,000	240,308
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	299,470
HCA, Inc.
02/01/2025	5.375%		430,000	444,650
09/15/2025	7.580%		125,000	135,713
12/01/2027	7.050%		115,000	125,461
09/01/2028	5.625%		100,000	104,951
06/15/2029	4.125%		403,000	391,956
09/01/2030	3.500%		854,000	778,981
06/15/2047	5.500%		84,000	83,180
06/15/2049	5.250%		230,000	221,709
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		150,000	136,621
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	355,588
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	146,172
Providence Service Corp. (The)(a)
11/15/2025	5.875%		58,000	57,462
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	174,345
Tenet Healthcare Corp.
07/15/2024	4.625%		22,000	22,051
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	105,933
01/23/2026	1.400%	EUR	125,000	132,425
03/01/2028	0.500%	EUR	105,000	103,093
Total				5,645,794
Healthcare Insurance 0.3%
Centene Corp.
07/15/2028	2.450%		447,000	401,602
12/15/2029	4.625%		55,000	54,255
02/15/2030	3.375%		385,000	353,295
10/15/2030	3.000%		390,000	347,089
03/01/2031	2.500%		195,000	166,575
Molina Healthcare, Inc.(a)
06/15/2028	4.375%		200,000	193,062
11/15/2030	3.875%		225,000	208,130
Total				1,724,008
Healthcare REIT 0.0%
Healthcare Trust of America Holdings LP
07/01/2027	3.750%		50,000	49,147
03/15/2031	2.000%		175,000	141,348
Total				190,495

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Home Construction 0.0%
China Aoyuan Group, Ltd.(a),(n)
02/08/2024	0.000%		200,000	40,443
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%		210,000	195,900
Continental Resources, Inc.(a)
01/15/2031	5.750%		321,000	330,241
04/01/2032	2.875%		318,000	266,110
Encana Corp.
08/15/2034	6.500%		200,000	219,506
02/01/2038	6.500%		130,000	141,294
EQT Corp.(a)
05/15/2026	3.125%		40,000	37,861
05/15/2031	3.625%		370,000	335,694
EQT Corp.
10/01/2027	3.900%		69,000	66,480
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		240,000	234,270
Occidental Petroleum Corp.
04/15/2026	3.400%		150,000	146,858
09/01/2030	6.625%		235,000	263,484
01/01/2031	6.125%		170,000	185,002
05/01/2031	7.500%		75,000	89,901
Occidental Petroleum Corp.(l)
10/10/2036	0.000%		285,000	150,859
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	191,877
Southwestern Energy Co.(k)
01/23/2025	5.950%		4,000	4,136
Total				2,859,473
Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	86,004
06/15/2037	5.250%		85,000	86,525
11/15/2039	6.750%		403,000	454,324
06/15/2047	5.400%		175,000	178,033
Exxon Mobil Corp.
03/19/2050	4.327%		70,000	70,426
Shell International Finance BV
05/10/2046	4.000%		117,000	110,214
Total				985,526
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		255,000	226,045
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
07/15/2028	5.250%	160,000	143,847
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	205,000	174,992
04/01/2028	5.500%	270,000	228,342
Total			773,226
Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%	95,000	89,054
08/19/2028	1.985%	395,000	335,754
Total			424,808
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	161,000	158,123
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	105,000	91,144
Hyatt Hotels Corp.(k)
04/23/2030	6.000%	166,000	174,250
Travel + Leisure Co.(a)
12/01/2029	4.500%	190,000	169,593
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	135,000	128,023
Total			721,133
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	293,000	95,770
08/15/2027	6.625%	315,000	59,718
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	150,000	136,687
Magallanes, Inc.(a)
03/15/2042	5.050%	305,000	275,539
03/15/2052	5.141%	473,000	423,171
National CineMedia LLC(a)
04/15/2028	5.875%	226,000	174,341
Netflix, Inc.
02/15/2025	5.875%	285,000	297,800
04/15/2028	4.875%	110,000	109,359
Netflix, Inc.(a)
11/15/2029	5.375%	230,000	232,856
News Corp.(a)
05/15/2029	3.875%	370,000	342,271
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	121,910

14	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WMG Acquisition Corp(a)
02/15/2031	3.000%	410,000	353,642
Total			2,623,064
Metals and Mining 0.3%
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	320,000	298,407
03/01/2031	4.875%	170,000	160,514
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	284,000	253,475
Freeport-McMoRan, Inc.
08/01/2030	4.625%	260,000	251,564
03/15/2043	5.450%	450,000	442,870
Total			1,406,830
Midstream 0.7%
Cheniere Energy Partners LP
10/01/2029	4.500%	85,000	83,021
03/01/2031	4.000%	260,000	240,268
Enbridge, Inc.
11/15/2029	3.125%	250,000	232,153
Energy Transfer LP(k)
12/31/2049	6.625%	336,000	272,278
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	93,562
06/15/2028	4.950%	92,000	93,507
05/15/2050	5.000%	12,000	10,835
Energy Transfer Partners LP
03/15/2045	5.150%	245,000	223,286
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	192,172	168,195
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	141,997
Kinder Morgan, Inc.
12/01/2034	5.300%	145,000	148,734
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	125,000	117,310
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	91,527
05/15/2030	4.800%	100,000	87,820
04/15/2040	6.875%	100,000	88,335
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	209,429
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%	47,000	42,781
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	249,792
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd.
04/15/2030	4.100%		320,000	316,418
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		80,000	74,215
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		139,000	135,769
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		225,000	213,115
Western Midstream Operating LP(k)
02/01/2030	4.550%		225,000	215,474
Williams Companies, Inc. (The)
11/15/2030	3.500%		130,000	121,491
Total				3,671,312
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	98,372
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	155,099
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	259,807
Total				414,906
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		75,000	73,163
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		164,063	155,622
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		50,000	48,459
Total				277,244
Other Financial Institutions 0.1%
Mexico Remittances Funding Fiduciary Estate Management Sarl(a)
01/15/2028	4.875%		200,000	168,832
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	111,482
Sunac China Holdings, Ltd.(a),(n)
01/10/2025	0.000%		200,000	33,421
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,775,350	340,822
Total				654,557
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		84,000	77,717

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AECOM
03/15/2027	5.125%	190,000	189,632
Total			267,349
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	155,000	136,639
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	500,000	502,957
Host Hotels & Resorts LP
12/15/2029	3.375%	165,000	147,981
09/15/2030	3.500%	115,000	102,766
Lexington Realty Trust
09/15/2030	2.700%	135,000	114,243
Starwood Property Trust, Inc.(a)
01/15/2027	4.375%	80,000	75,490
Total			1,080,076
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	220,000	196,559
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	235,000	196,184
Ball Corp.
07/01/2025	5.250%	265,000	272,620
03/15/2026	4.875%	250,000	254,540
08/15/2030	2.875%	255,000	220,553
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	51,000	50,172
07/15/2027	5.625%	125,000	124,401
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	75,000	74,076
Sealed Air Corp.(a)
09/15/2025	5.500%	357,000	365,942
04/15/2029	5.000%	100,000	99,319
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	150,000	149,152
Total			2,003,518
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%	75,000	72,902
Graphic Packaging International, Inc.
11/15/2022	4.875%	150,000	150,270
Total			223,172
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%		110,000	111,540
05/14/2035	4.500%		200,000	202,806
05/14/2046	4.450%		73,000	69,997
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	104,794
11/15/2028	2.625%	EUR	100,000	105,762
Amgen, Inc.
02/22/2062	4.400%		75,000	68,614
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	116,294
12/15/2028	4.375%		280,000	280,442
06/25/2038	4.625%		370,000	349,431
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%		305,000	21,519
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		150,000	114,172
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		165,000	151,006
Total				1,696,377
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	133,182
Aon Corp.
05/15/2030	2.800%		230,000	207,317
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	134,566
03/15/2052	3.850%		155,000	141,312
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	221,524
Brown & Brown, Inc.
03/17/2052	4.950%		115,000	106,242
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	187,303
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	317,747
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.116%		450,000	449,675
Total				1,898,868
Railroads 0.0%
Union Pacific Corp.
02/14/2042	3.375%		75,000	65,382

16	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	210,884
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		220,000	196,062
Total				406,946
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		200,000	188,774
02/15/2029	3.500%		145,000	133,252
10/15/2030	4.000%		630,000	555,274
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(a)
04/15/2029	5.125%		160,000	141,017
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		250,000	216,588
Yum! Brands, Inc.(a)
01/15/2030	4.750%		360,000	347,319
Yum! Brands, Inc.
03/15/2031	3.625%		390,000	345,134
01/31/2032	4.625%		195,000	181,968
Total				2,109,326
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		315,000	226,062
MercadoLibre, Inc.
01/14/2026	2.375%		200,000	181,959
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		200,000	175,114
Total				583,135
Supranational 0.2%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	94,346
European Investment Bank(a),(b)
SONIA + 0.350% 06/29/2023	1.284%	GBP	115,000	145,358
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	120,000	84,126
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	96,136
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	295,000	227,213
11/30/2026	2.875%	NZD	170,000	105,086
01/19/2027	1.800%	CAD	150,000	111,929
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	155,867
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nordic Investment Bank
04/10/2024	1.875%	NOK	980,000	103,579
Total				1,123,640
Technology 0.7%
Apple, Inc.
05/24/2025	0.875%	EUR	175,000	185,552
Broadcom, Inc.
11/15/2032	4.300%		90,000	85,245
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	33,440
CommScope, Inc.(a)
09/01/2029	4.750%		160,000	141,693
CoStar Group, Inc.(a)
07/15/2030	2.800%		56,000	48,399
Dell International LLC/EMC Corp.
07/15/2046	8.350%		115,000	152,472
Everi Holdings, Inc.(a)
07/15/2029	5.000%		175,000	156,397
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	210,070
12/03/2028	1.000%	EUR	100,000	96,416
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	100,380
Gartner, Inc.(a)
10/01/2030	3.750%		140,000	129,781
Global Payments, Inc.
11/15/2024	1.500%		240,000	227,967
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%		240,000	220,896
MSCI, Inc.(a)
09/01/2030	3.625%		330,000	302,174
02/15/2031	3.875%		160,000	149,156
11/01/2031	3.625%		160,000	144,739
08/15/2033	3.250%		90,000	78,560
Oracle Corp.
04/01/2027	2.800%		100,000	93,065
03/25/2031	2.875%		60,000	51,216
11/15/2037	3.800%		55,000	45,644
03/25/2051	3.950%		261,000	200,619
S&P Global, Inc.(a)
08/01/2028	4.750%		245,000	255,238
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	182,200
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	162,127
Total				3,453,446

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	79,149
03/16/2052	5.650%		140,000	127,394
Reynolds American, Inc.
08/15/2045	5.850%		510,000	474,997
Total				681,540
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		255,000	223,621
Wireless 0.8%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	104,764
01/15/2028	0.500%	EUR	100,000	92,707
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	89,485
Crown Castle International Corp.
01/15/2031	2.250%		65,000	54,550
Kenbourne Invest SA(a)
01/22/2028	4.700%		200,000	160,612
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	172,420
SBA Communications Corp.
02/15/2027	3.875%		395,000	386,116
02/01/2029	3.125%		305,000	271,498
Sprint Corp.
09/15/2023	7.875%		193,000	202,707
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%		607,500	611,870
03/20/2028	5.152%		125,000	129,005
T-Mobile USA, Inc.
04/15/2026	2.625%		304,000	286,872
04/15/2027	3.750%		20,000	19,728
02/01/2028	4.750%		153,000	153,706
02/15/2029	2.625%		90,000	79,745
04/15/2029	3.375%		105,000	97,429
04/15/2030	3.875%		283,000	272,210
02/15/2031	2.875%		125,000	109,693
04/15/2031	3.500%		75,000	68,946
04/15/2040	4.375%		175,000	164,393
T-Mobile USA, Inc.(a)
04/15/2031	3.500%		100,000	91,343
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	146,043
01/31/2031	4.250%		230,000	202,644
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vodafone Group PLC
05/30/2048	5.250%		230,000	229,895
06/19/2049	4.875%		20,000	19,326
Total				4,217,707
Wirelines 0.4%
AT&T, Inc.
12/01/2033	2.550%		340,000	289,316
05/15/2035	4.500%		35,000	34,974
03/01/2037	5.250%		45,000	48,564
05/15/2046	4.750%		40,000	39,532
12/01/2057	3.800%		727,000	600,855
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	189,459
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	186,294
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		275,000	255,649
11/15/2029	3.875%		50,000	44,052
Lumen Technologies, Inc.(a)
06/15/2029	5.375%		235,000	201,518
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	190,744
Total				2,080,957
Total Corporate Bonds & Notes (Cost $93,479,280)				85,474,364

Foreign Government Obligations(j),(o) 5.6%

Australia 0.2%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	360,000	243,249
09/21/2026	0.500%	AUD	170,000	109,524
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	325,000	227,110
03/20/2025	1.250%	AUD	315,000	215,189
Queensland Treasury Corp.(a)
07/21/2023	4.250%	AUD	275,000	201,432
Total				996,504
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	160,000	162,573
Bahrain 0.0%
CBB International Sukuk Co. 7 SPC(a)
10/05/2025	6.875%		200,000	213,606

18	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		400,000	357,924
Canada 0.6%
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	465,000	355,121
06/15/2026	1.250%	CAD	610,000	450,282
Canadian Government Bond
09/01/2024	1.500%	CAD	205,000	158,011
12/01/2029	2.250%	CAD	320,000	243,404
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	109,119
Province of Ontario
06/02/2028	2.900%	CAD	245,000	189,117
12/02/2030	1.350%	CAD	1,050,000	693,956
06/02/2045	3.450%	CAD	215,000	158,394
Province of Quebec
09/01/2023	3.000%	CAD	325,000	257,973
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	131,181
04/07/2025	0.200%	EUR	205,000	213,715
Total				2,960,273
Chile 0.0%
Chile Government International Bond
02/06/2028	3.240%		200,000	194,026
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		400,000	392,130
08/26/2026	7.500%	COP	470,500,000	113,651
03/15/2029	4.500%		200,000	185,347
04/22/2032	3.250%		215,000	172,714
Colombian TES
07/24/2024	10.000%	COP	828,800,000	221,491
11/26/2025	6.250%	COP	840,000,000	198,977
Ecopetrol SA
06/26/2026	5.375%		50,000	49,541
04/29/2030	6.875%		110,000	110,871
11/02/2031	4.625%		105,000	90,685
05/28/2045	5.875%		55,000	44,831
Total				1,580,238
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	307,220
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%		200,000	180,432
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greece 0.1%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	236,000	249,793
06/18/2030	1.500%	EUR	215,000	201,116
01/30/2042	4.200%	EUR	150,000	175,978
Total				626,887
Guatemala 0.0%
Guatemala Government Bond(a)
06/01/2030	4.900%		200,000	190,994
Hong Kong 0.0%
Airport Authority(a)
01/12/2052	3.250%		200,000	163,215
India 0.1%
India Government Bond
04/08/2026	7.270%	INR	3,500,000	45,292
07/12/2031	6.100%	INR	7,990,000	93,993
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	177,769
Total				317,054
Indonesia 0.8%
Freeport Indonesia PT(a)
04/14/2027	4.763%		200,000	200,285
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	244,870
07/18/2024	2.150%	EUR	200,000	215,515
Indonesia Government International Bond
10/15/2030	3.850%		200,000	196,760
03/12/2033	1.100%	EUR	100,000	83,508
03/12/2051	3.050%		200,000	159,608
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	5,094,000,000	357,219
09/15/2026	8.375%	IDR	2,322,000,000	171,607
05/15/2027	7.000%	IDR	2,047,000,000	144,665
05/15/2028	6.125%	IDR	773,000,000	51,529
03/15/2029	9.000%	IDR	1,012,000,000	77,168
05/15/2031	8.750%	IDR	2,700,000,000	205,692
04/15/2032	6.375%	IDR	6,547,000,000	428,369
05/15/2033	6.625%	IDR	2,025,000,000	131,435
06/15/2035	7.500%	IDR	1,095,000,000	75,441
05/15/2038	7.500%	IDR	1,751,000,000	119,788
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	270,939
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	221,012
11/15/2028	6.530%		200,000	213,815
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	180,576

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	275,063
Total				4,024,864
Ireland 0.0%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	130,000	137,878
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%		200,000	183,846
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(a)
07/01/2025	1.850%	EUR	345,000	371,306
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	181,269
Total				552,575
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	95,550,000	745,633
Japan Government Five-Year Bond
03/20/2027	0.005%	JPY	20,000,000	155,365
Total				900,998
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	198,217
Malaysia 0.3%
Malaysia Government Bond
09/30/2024	4.059%	MYR	975,000	226,278
03/14/2025	3.882%	MYR	545,000	125,782
11/30/2026	3.900%	MYR	405,000	93,108
11/16/2027	3.899%	MYR	1,300,000	298,421
06/15/2028	3.733%	MYR	375,000	84,877
04/15/2033	3.844%	MYR	1,223,000	268,151
07/05/2034	3.828%	MYR	400,000	85,330
Petronas Capital Ltd.(a)
01/28/2032	2.480%		200,000	174,404
Total				1,356,351
Mauritius 0.1%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	196,015
Greenko Wind Projects Mauritius Ltd.(a)
04/06/2025	5.500%		205,000	200,737
Total				396,752
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.4%
Mexican Bonos
03/06/2025	5.000%	MXN	3,420,000	156,744
03/05/2026	5.750%	MXN	5,420,000	247,834
06/03/2027	7.500%	MXN	10,590,000	510,488
Mexico Government International Bond
05/24/2031	2.659%		250,000	216,137
05/29/2031	7.750%	MXN	7,820,000	375,925
04/27/2032	4.750%		225,000	226,477
Petroleos Mexicanos
06/15/2035	6.625%		115,000	92,839
09/21/2047	6.750%		100,000	71,769
01/23/2050	7.690%		145,000	112,645
01/28/2060	6.950%		70,000	49,678
Total				2,060,536
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
06/07/2024	0.250%	EUR	85,000	90,165
Greenko Dutch BV(a)
03/29/2026	3.850%		194,000	177,488
Netherlands Government Bond(a)
07/15/2024	2.000%	EUR	170,000	188,249
Petrobras Global Finance BV
03/19/2049	6.900%		200,000	189,826
Total				645,728
New Zealand 0.3%
New Zealand Government Bond(a)
04/15/2023	5.500%	NZD	75,000	49,915
04/15/2027	4.500%	NZD	75,000	51,110
New Zealand Government Bond
05/15/2024	0.500%	NZD	825,000	508,636
05/15/2026	0.500%	NZD	670,000	389,109
New Zealand Local Government Funding Agency Bond(a)
04/15/2026	1.500%	NZD	160,000	94,578
New Zealand Local Government Funding Agency Bond
04/15/2027	4.500%	NZD	285,000	188,784
Total				1,282,132
Norway 0.4%
Kommunalbanken AS
07/15/2024	5.250%	AUD	184,000	137,256
07/16/2025	4.250%	AUD	280,000	205,244
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	1.670%	NOK	2,000,000	213,895
3-month NIBOR + 0.340% 06/19/2024	1.760%	NOK	2,000,000	214,002

20	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norway Government Bond(a)
05/24/2023	2.000%	NOK	3,446,000	368,227
03/13/2025	1.750%	NOK	3,815,000	398,811
02/19/2026	1.500%	NOK	1,805,000	185,232
02/17/2027	1.750%	NOK	940,000	96,447
Total				1,819,114
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	201,420
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	184,854
09/29/2032	2.252%		200,000	164,280
Total				349,134
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	198,083
Peru 0.0%
Peruvian Government International Bond
08/25/2027	4.125%		100,000	100,103
06/20/2030	2.844%		165,000	148,833
Total				248,936
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	302,749
01/14/2036	6.250%	PHP	10,000,000	186,816
Total				489,565
Portugal 0.1%
Portugal Obrigacoes do Tesouro OT(a)
10/15/2027	0.700%	EUR	90,000	92,699
10/18/2030	0.475%	EUR	470,000	446,687
Total				539,386
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	233,611
04/16/2030	3.750%		450,000	460,600
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	177,555
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	200,218
Total				1,071,984
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2049	4.375%		200,000	188,876
Saudi Government International Bond(a)
10/26/2026	3.250%		200,000	199,982
03/04/2028	3.625%		200,000	202,241
Total				591,099
Singapore 0.1%
Singapore Government Bond
06/01/2025	2.375%	SGD	165,000	120,448
11/01/2026	1.250%	SGD	515,000	356,819
Total				477,267
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	278,495
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	190,887
07/30/2027	0.800%	EUR	175,000	181,098
Total				371,985
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	250,000	268,083
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	234,375
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%		200,000	196,760
03/02/2031	1.700%		205,000	178,568
04/16/2050	3.875%		200,000	188,482
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	202,323
Total				766,133
United Kingdom 0.1%
United Kingdom Gilt(a)
07/22/2022	0.500%	GBP	140,000	176,287
01/31/2024	0.125%	GBP	105,000	129,075
01/31/2025	0.250%	GBP	80,000	96,973
Total				402,335

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%	325,000	339,235
Total Foreign Government Obligations (Cost $31,374,837)			28,637,452

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	72,562
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	250,000	271,952
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%	250,000	280,795
Water & Sewer 0.0%
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	175,000	198,790
Total Municipal Bonds (Cost $911,944)			824,099

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(k)
12/31/2049	5.850%	6,010	142,437
Total Preferred Debt (Cost $159,742)			142,437
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
U.S. Bancorp(k)	3.500%	265	204,879
Valley National Bancorp(k)	5.500%	6,350	146,177
Total			351,056
Capital Markets 0.0%
Stifel Financial Corp.	4.500%	7,350	148,764
Total Financials			499,820
Total Preferred Stocks (Cost $596,195)			499,820

Residential Mortgage-Backed Securities - Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	1.456%	165,438	165,272
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	1.456%	98,482	98,624
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	2.106%	245,648	244,717
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	1.406%	193,153	193,967
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	705,260	126,622
CMO Series 2018-63 Class IO
09/20/2047	4.000%	890,860	142,433
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	1.327%	205,227	204,174
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	0.994%	149,285	140,773

22	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(m)
06/13/2052- 07/14/2052	2.000%	5,225,000	4,633,699
06/13/2052	2.500%	8,275,000	7,614,293
06/13/2052	3.000%	6,750,000	6,434,649
06/13/2052	3.500%	775,000	759,682
06/13/2052	4.000%	775,000	775,303
Total Residential Mortgage-Backed Securities - Agency (Cost $21,428,863)			21,534,208

Residential Mortgage-Backed Securities - Non-Agency 6.3%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	2.256%	688,566	530,319
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 11.000% 11/25/2035	1.646%	159,841	159,627
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	2.820%	222,452	211,331
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	1.446%	486,123	437,622
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	3.848%	135,690	136,425
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	86,498	85,505
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.450%, Cap 11.000% 04/20/2035	1.602%	232,892	231,164
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.928%	716,117	690,898
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	1.831%	372,577	375,315
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	1.186%	313,279	286,673
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	1.216%	425,208	403,795
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	1.156%	330,114	303,925
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	1.726%	358,895	355,400
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.915% Floor 0.610% 10/25/2035	1.921%	736,346	735,204
CIM Trust(a),(c)
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	530,067	481,150
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	2.810%	268,768	222,150
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 10/25/2036	1.456%	434,290	430,126
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	98,253	98,630
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	1.585%	61,585	60,315
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	2.685%	28,400	28,329
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	2.585%	51,921	51,838
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	3.585%	255,000	249,931

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	1.906%	156,868	151,852
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	1.806%	311,834	301,468
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	28,225	27,789
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	622,356	600,294
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	2.581%	920,101	889,808
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.705% Floor 0.470% 04/25/2036	1.711%	154,082	153,717
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	1.696%	378,616	375,578
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.560% 03/25/2036	1.286%	204,226	201,780
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.958%	164,193	159,656
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 14.000% 02/25/2036	1.786%	349,220	341,822
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	2.585%	185,789	184,982
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	2.551%	230,000	229,728
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	3.701%	245,000	241,956
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	4.085%	90,000	89,438
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	1.666%	434,467	420,245
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	2.895%	439,160	357,597
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.660% Floor 0.330% 12/25/2035	1.666%	810,000	780,412
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	1.466%	194,876	193,221
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	1.146%	824,114	534,745
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	1.128%	525,257	468,853
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.700% Floor 0.350% 03/25/2036	1.706%	160,939	159,488
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month USD LIBOR + 0.780% Floor 0.780% 11/25/2035	1.786%	613,076	591,675
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.260% Floor 0.260% 12/25/2036	1.266%	1,244,755	586,200
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	1.706%	299,432	299,754

24	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 11.500% 02/25/2037	1.546%	609,835	591,827
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	1.226%	342,773	309,701
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	1.216%	689,544	621,541
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	1.466%	566,024	539,858
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.680% Floor 0.340%, Cap 11.500% 04/25/2047	1.686%	175,006	175,938
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	1.591%	319,411	315,952
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	1.286%	1,103,000	1,042,493
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	713,835	713,442
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	557,714	343,771
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.170% 10/25/2036	1.346%	529,711	503,950
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.497%	499,261	447,983
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	2.706%	585,695	542,610
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-4 Class 1A
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2036	1.306%	1,060,774	660,911
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 1.650% 01/25/2035	3.156%	421,479	427,452
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.660% 06/25/2035	1.996%	672,400	655,255
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	1.786%	323,695	315,655
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	1.266%	737,002	611,510
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month USD LIBOR + 1.125% Floor 1.125% 09/25/2035	2.256%	500,000	513,280
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	0.612%	53,558	53,453
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	1.666%	106,435	105,930
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	1.176%	914,951	535,423
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.380% Floor 0.190% 07/25/2036	1.386%	355,138	344,009
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	1.386%	336,455	324,794

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.320% Floor 0.160% 01/25/2037	1.326%	678,224	619,136
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.330%, Cap 14.000% 05/25/2036	1.501%	629,669	615,481
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	608,143	550,148
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	1.146%	370,702	359,906
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	1.306%	84,392	84,375
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.440% Floor 0.220% 05/25/2037	1.446%	415,554	387,080
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	1.806%	418,981	406,125
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.400% Floor 0.200%, Cap 10.500% 10/25/2036	1.406%	498,840	467,624
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month USD LIBOR + 0.705% Floor 0.470%, Cap 11.000% 02/25/2035	1.711%	756,186	754,120
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	1.746%	404,254	384,613
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	1.606%	124,903	123,740
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2022-4 Class A2
04/25/2067	4.740%	195,096	193,690
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	1.236%	1,189,402	634,229
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	1.247%	631,023	581,706
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.417%	243,431	217,122
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $32,885,829)			31,983,563

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Pharmaceuticals 0.0%
Zogenix, Inc. CVR(e),(f),(g)	29,926	20,808
Total Health Care		20,808
Total Rights (Cost $—)		20,808

Senior Loans 1.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(p),(q)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.813%	325,000	323,619
Air Canada(b),(q)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/11/2028	4.250%	245,000	238,111
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(q)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/21/2027	6.250%	250,000	253,332

26	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.711%	361,145	350,762
Total			1,165,824
Building Materials 0.1%
Hunter Douglas, Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	4.842%	180,000	162,301
Jeld-Wen, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 2.250% 07/28/2028	3.310%	74,437	71,404
Total			233,705
Chemicals 0.0%
SCIH Salt Holdings, Inc.(b),(q)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/16/2027	4.750%	176,941	165,772
Construction Machinery 0.0%
Clark Equipment Co.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/20/2029	3.472%	110,000	106,837
Consumer Cyclical Services 0.0%
APX Group, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.375%	79,600	75,782
Consumer Products 0.0%
Herman Miller, Inc.(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 07/19/2028	3.000%	184,075	174,457
Environmental 0.0%
Clean Harbors, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 2.000% 10/08/2028	3.060%	109,725	109,091
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Setanta Aircraft Leasing DAC(b),(q)
Term Loan
1-month USD LIBOR + 2.000% 11/05/2028	3.006%	110,000	106,673
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(p),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/11/2025	2.810%	200,000	194,666
Gaming 0.0%
Bally’s Corp.(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	4.050%	114,712	109,785
Fertitta Entertainment LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	5.034%	54,000	51,601
Total			161,386
Health Care 0.2%
Avantor Funding, Inc.(b),(q)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	3.312%	283,742	276,118
ICON PLC(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	205,114	201,525
3-month USD LIBOR + 2.250% 07/03/2028	3.313%	51,104	50,209
Medline Borrower LP(b),(q)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	4.310%	285,000	274,669
Total			802,521
Independent Energy 0.0%
Southwestern Energy Co.(b),(q)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 06/22/2027	3.301%	55,700	54,865

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Carnival Corp.(b),(q)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 06/30/2025	3.750%	277,716	266,955
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	109,725	104,192
Total			371,147
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(q)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	4.060%	94,525	91,768
Hilton Worldwide Finance LLC(b),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	2.724%	180,000	175,070
Marriott Ownership Reports, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 1.750% 08/29/2025	2.810%	175,000	169,494
Total			436,332
Media and Entertainment 0.1%
AP Core Holdings II LLC(b),(g),(q)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.560%	156,000	147,420
AP Core Holdings II LLC(b),(q)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.560%	110,000	104,775
Univision Communications, Inc.(b),(q)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.310%	173,687	168,260
WMG Acquisition Corp.(b),(q)
Tranche G Term Loan
1-month USD LIBOR + 2.125% 01/20/2028	3.185%	180,000	174,638
Total			595,093
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Trans Union LLC(b),(q)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	1.250%	108,558	105,709
Other Industry 0.1%
AECOM(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 04/13/2028	2.810%	253,405	252,201
Packaging 0.1%
Berry Global, Inc.(b),(p),(q)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	2.594%	235,000	229,889
Pretium PKG Holdings, Inc.(b),(q)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/02/2028	4.883%	94,762	88,070
Total			317,959
Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC(b),(q)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.560%	292,788	285,834
Organon & Co.(b),(q)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.563%	247,814	241,360
Padagis LLC(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.500% 07/06/2028	5.719%	151,529	146,036
Perrigo Co. PLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/20/2029	3.464%	53,909	52,517
Total			725,747

28	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Asurion LLC(b),(q)
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	6.310%	145,000	129,775
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	4.310%	109,173	103,114
Total			232,889
Restaurants 0.2%
1011778 BC ULC(b),(p),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.810%	357,208	343,145
KFC Holding Co./Yum! Brands(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	2.686%	276,061	271,749
Whatabrands LLC(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	4.310%	175,560	165,904
Total			780,798
Retailers 0.1%
Burlington Coat Factory Warehouse Corp.(b),(q)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	3.060%	208,425	199,394
Pilot Travel Centers LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 2.000% 08/04/2028	3.134%	317,950	306,027
Restoration Hardware, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 10/20/2028	3.560%	219,000	200,385
Total			705,806
Technology 0.1%
athenahealth Group, Inc.(b),(p),(q),(r)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	11,000	10,478
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(q)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	4.363%	65,000	61,912
Cornerstone OnDemand, Inc.(b),(q)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.810%	62,000	58,641
Entegris, Inc.(b),(p),(q)
Term Loan
SOFR + 3.000% 03/02/2029	3.050%	74,000	72,960
Quest Software US Holdings, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 02/01/2029	5.474%	190,000	175,117
Sabre GLBL, Inc.(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.560%	33,755	31,582
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.560%	53,814	50,349
SS&C Technologies Holdings, Inc.(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 03/22/2029	3.384%	100,565	97,850
Tranche B7 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 03/22/2029	3.384%	138,125	134,396
Total			693,285
Transportation Services 0.1%
Avis Budget Car Rental LLC(b),(q)
Tranche C Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 03/16/2029	4.634%	115,000	112,029
Brown Group Holdings LLC(b),(q)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 06/07/2028	3.506%	116,173	110,098

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	2.250%	173,326	166,773
Tranche C Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	2.500%	33,080	31,829
WWEX UNI TopCo Holdings LLC(b),(q)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 07/26/2028	5.256%	69,825	64,925
Total			485,654
Wireless 0.1%
SBA Senior Finance II LLC(b),(p),(q)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.810%	358,546	350,367
Total Senior Loans (Cost $9,718,649)			9,404,566

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/04/2024	1.610%	400,000	389,018
09/04/2024	1.610%	400,000	388,557
Total U.S. Government & Agency Obligations (Cost $800,000)			777,575

U.S. Treasury Obligations 1.2%

U.S. Treasury
03/31/2024	2.250%	585,000	582,441
11/30/2025	0.375%	275,000	252,936
02/28/2026	0.500%	230,000	211,151
04/30/2026	2.375%	60,000	59,072
11/15/2026	2.000%	260,000	250,717
01/31/2027	1.500%	795,000	748,791
03/31/2029	2.375%	345,000	334,057
02/15/2032	1.875%	556,000	509,782
02/15/2042	2.375%	1,165,000	1,009,727
02/15/2049	3.000%	1,110,000	1,074,098
02/15/2050	2.000%	1,370,000	1,076,306
Total U.S. Treasury Obligations (Cost $6,497,259)			6,109,078
Options Purchased Puts 0.0%
Value ($)
(Cost $210)	2,600

Money Market Funds 30.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(s),(t)	156,330,706	156,268,174
Total Money Market Funds (Cost $156,285,420)		156,268,174
Total Investments in Securities (Cost $517,416,661)		499,641,507

Investments in Securities Sold Short

Common Stocks (0.5)%
Issuer	Shares	Value ($)
Financials (0.0)%
Capital Markets (0.0)%
IntercontinentalExchange Group, Inc.	(879)	(90,001)
Total Financials		(90,001)
Industrials (0.2)%
Air Freight & Logistics (0.0)%
GXO Logistics, Inc.(e)	(2,032)	(110,276)
Commercial Services & Supplies (0.2)%
Rentokil Initial PLC	(124,094)	(790,838)
Total Industrials		(901,114)
Information Technology (0.3)%
Electronic Equipment, Instruments & Components (0.1)%
II-VI, Inc.(e)	(4,643)	(290,188)
Semiconductors & Semiconductor Equipment (0.2)%
Broadcom, Inc.	(649)	(376,504)
Entegris, Inc.	(5,373)	(596,188)
MaxLinear, Inc.(e)	(2,555)	(101,153)
Total		(1,073,845)

30	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (0.0)%
NortonLifeLock, Inc.	(2,719)	(66,180)
Total Information Technology		(1,430,213)
Total Common Stocks (Proceeds $2,698,964)		(2,421,328)
Total Investments in Securities Sold Short (Proceeds $2,698,964)		(2,421,328)
Total Investments in Securities, Net of Securities Sold Short		497,220,179
Other Assets & Liabilities, Net		9,387,036
Net Assets		506,607,215
At May 31, 2022, securities and/or cash totaling $39,207,797 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
102,900 AUD	77,117 USD	ANZ Securities	06/15/2022	3,254	—
316,158 NZD	220,979 USD	ANZ Securities	06/15/2022	15,012	—
487,410 SGD	358,806 USD	ANZ Securities	06/15/2022	3,059	—
699,002 SGD	507,437 USD	ANZ Securities	06/15/2022	—	(2,745)
328,504 USD	442,335 AUD	ANZ Securities	06/15/2022	—	(10,992)
529,178 USD	472,701 EUR	ANZ Securities	06/15/2022	—	(21,341)
351,366 USD	488,607 SGD	ANZ Securities	06/15/2022	5,255	—
437,308 CAD	349,583 USD	Barclays	06/15/2022	3,868	—
1,283,958 EUR	1,408,426 USD	Barclays	06/15/2022	29,031	—
594,892 GBP	703,661 EUR	Barclays	06/15/2022	6,289	—
394,652 GBP	486,445 USD	Barclays	06/15/2022	—	(10,890)
89,607,686 JPY	707,500 USD	Barclays	06/15/2022	11,050	—
381,033 NZD	351,667 AUD	Barclays	06/15/2022	4,198	—
270,993 NZD	189,381 USD	Barclays	06/15/2022	12,838	—
327,917 USD	421,470 CAD	Barclays	06/15/2022	5,278	—
640,221 USD	803,846 CAD	Barclays	06/15/2022	—	(4,737)
1,934,481 USD	1,816,048 EUR	Barclays	06/15/2022	16,553	—
859,412 USD	774,181 EUR	Barclays	06/15/2022	—	(27,686)
87,107 USD	69,663 GBP	Barclays	06/15/2022	681	—
349,583 USD	44,824,403 JPY	Barclays	06/15/2022	—	(1,199)
227,560 USD	1,976,460 NOK	Barclays	06/15/2022	—	(16,658)
316,897 USD	462,561 NZD	Barclays	06/15/2022	—	(15,552)
23,028 USD	31,647 SGD	Barclays	06/15/2022	70	—
438,536 CAD	350,000 USD	BMO Capital Markets Corp.	06/15/2022	3,314	—
202,314 EUR	215,699 USD	BMO Capital Markets Corp.	06/15/2022	—	(1,654)
90,266 AUD	67,855 USD	BNY Capital Markets	06/15/2022	3,061	—
138,455 AUD	103,516 USD	CIBC	06/15/2022	4,131	—
1,079,273 GBP	1,414,020 USD	CIBC	06/15/2022	53,934	—
453,259 NZD	304,832 USD	CIBC	06/15/2022	9,547	—
457,696 SGD	337,796 USD	CIBC	06/15/2022	3,736	—
349,583 USD	436,952 CAD	CIBC	06/15/2022	—	(4,149)
479,499 USD	433,836 EUR	CIBC	06/15/2022	—	(13,416)
90,318 USD	142,346 NZD	CIBC	06/15/2022	2,416	—
309,683 USD	454,072 NZD	CIBC	06/15/2022	—	(13,869)
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
325,925 USD	445,303 SGD	CIBC	06/15/2022	—	(910)
453,112 AUD	334,454 USD	Citi	06/15/2022	9,206	—
420,324 CAD	327,917 USD	Citi	06/15/2022	—	(4,372)
44,407,780 JPY	355,000 USD	Citi	06/15/2022	9,853	—
12,270,461 NOK	1,365,737 USD	Citi	06/15/2022	56,399	—
466,281 USD	655,146 AUD	Citi	06/15/2022	3,990	—
699,167 USD	880,483 CAD	Citi	06/15/2022	—	(3,098)
453,426 USD	422,256 EUR	Citi	06/15/2022	217	—
421,714 USD	378,161 EUR	Citi	06/15/2022	—	(15,444)
42,374 USD	33,687 GBP	Citi	06/15/2022	78	—
1,078,519 USD	135,126,861 JPY	Citi	06/15/2022	—	(28,285)
233,304 USD	2,036,629 NOK	Citi	06/15/2022	—	(15,983)
343,825 USD	499,244 NZD	Citi	06/15/2022	—	(18,583)
1,025,679 USD	1,416,927 SGD	Citi	06/15/2022	8,497	—
232,117 USD	315,487 SGD	Citi	06/15/2022	—	(1,852)
195,000,000 JPY	1,503,087 USD	Citi	08/01/2022	—	(15,619)
1,536,011 USD	195,000,000 JPY	Citi	08/01/2022	—	(17,306)
502,760 BRL	100,000 USD	Deutsche Bank	06/02/2022	—	(5,787)
100,000 USD	506,600 BRL	Deutsche Bank	06/02/2022	6,595	—
345,554,000 CLP	400,000 USD	Deutsche Bank	06/06/2022	—	(19,182)
55,914,220 TWD	1,900,000 USD	Deutsche Bank	06/06/2022	—	(27,170)
399,999 USD	348,523,523 CLP	Deutsche Bank	06/06/2022	22,785	—
1,899,996 USD	55,382,735 TWD	Deutsche Bank	06/06/2022	8,856	—
85,021,450 CLP	100,000 USD	Deutsche Bank	06/13/2022	—	(3,000)
100,000 USD	87,233,555 CLP	Deutsche Bank	06/13/2022	5,681	—
349,299,160 CLP	400,000 USD	Deutsche Bank	06/16/2022	—	(22,923)
399,999 USD	335,879,082 CLP	Deutsche Bank	06/16/2022	6,675	—
168,945,712 CLP	200,000 USD	Deutsche Bank	06/23/2022	—	(4,284)
200,000 USD	170,889,499 CLP	Deutsche Bank	06/23/2022	6,635	—
55,238,130 TWD	1,900,000 USD	Deutsche Bank	06/30/2022	—	(8,340)
1,899,996 USD	54,790,959 TWD	Deutsche Bank	07/01/2022	—	(6,920)
251,565,000 CLP	300,000 USD	Deutsche Bank	07/05/2022	—	(3,475)
54,809,202 TWD	1,900,005 USD	Deutsche Bank	07/05/2022	5,595	—
3,974,800 AUD	2,936,961 USD	Goldman Sachs	06/15/2022	83,808	—
578,200 CAD	460,636 USD	Goldman Sachs	06/15/2022	3,538	—
3,778,582 CAD	2,958,285 USD	Goldman Sachs	06/15/2022	—	(28,886)
13,000 CHF	14,018 USD	Goldman Sachs	06/15/2022	454	—
300 CHF	313 USD	Goldman Sachs	06/15/2022	—	—
3,449,842 EUR	3,784,034 USD	Goldman Sachs	06/15/2022	77,765	—
1,859,216 EUR	1,969,435 USD	Goldman Sachs	06/15/2022	—	(27,976)
322,500 GBP	51,498,251 JPY	Goldman Sachs	06/15/2022	—	(6,155)
4,364,000 GBP	5,716,195 USD	Goldman Sachs	06/15/2022	216,740	—
957,700 GBP	1,192,592 USD	Goldman Sachs	06/15/2022	—	(14,289)
50,975,801 JPY	322,500 GBP	Goldman Sachs	06/15/2022	10,215	—
54,680,012 JPY	418,686 USD	Goldman Sachs	06/15/2022	—	(6,298)
5,371,975 MXN	260,561 USD	Goldman Sachs	06/15/2022	—	(11,652)
764,615 NZD	703,333 AUD	Goldman Sachs	06/15/2022	6,736	—
20,899,400 SEK	2,170,823 USD	Goldman Sachs	06/15/2022	29,806	—
2,069,500 SEK	205,960 USD	Goldman Sachs	06/15/2022	—	(6,048)
435,651 SGD	312,821 USD	Goldman Sachs	06/15/2022	—	(5,149)
50,687 USD	73,700 AUD	Goldman Sachs	06/15/2022	2,216	—
2,527,678 USD	3,437,867 AUD	Goldman Sachs	06/15/2022	—	(59,941)
3,020,971 USD	3,900,000 CAD	Goldman Sachs	06/15/2022	62,188	—
10,850 USD	10,600 CHF	Goldman Sachs	06/15/2022	209	—
2,915 USD	2,700 CHF	Goldman Sachs	06/15/2022	—	(98)
778,095 USD	731,856 EUR	Goldman Sachs	06/15/2022	8,160	—
61,225 USD	49,900 GBP	Goldman Sachs	06/15/2022	1,658	—
3,676,403 USD	2,807,700 GBP	Goldman Sachs	06/15/2022	—	(138,177)
32	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
742,383 USD	93,941,908 JPY	Goldman Sachs	06/15/2022	—	(12,247)
137,892 USD	2,849,807 MXN	Goldman Sachs	06/15/2022	6,516	—
501,962 USD	4,994,000 SEK	Goldman Sachs	06/15/2022	9,643	—
303,497 USD	2,885,700 SEK	Goldman Sachs	06/15/2022	—	(7,875)
286,103 USD	393,195 SGD	Goldman Sachs	06/15/2022	879	—
701,664 AUD	763,585 NZD	HSBC	06/15/2022	—	(6,209)
259,075 AUD	197,771 USD	HSBC	06/15/2022	11,804	—
435,640 AUD	302,718 USD	HSBC	06/15/2022	—	(9,989)
580,743 CAD	346,000 GBP	HSBC	06/15/2022	—	(23,083)
897,265 CAD	698,889 USD	HSBC	06/15/2022	—	(10,447)
1,395,000 EUR	1,509,189 USD	HSBC	06/15/2022	10,499	—
375,426 EUR	398,301 USD	HSBC	06/15/2022	—	(5,030)
294,770 GBP	351,830 EUR	HSBC	06/15/2022	6,517	—
45,137,378 JPY	352,500 USD	HSBC	06/15/2022	1,683	—
379,647 NZD	350,832 AUD	HSBC	06/15/2022	4,502	—
453,259 NZD	305,249 USD	HSBC	06/15/2022	9,964	—
425,428 NZD	267,705 USD	HSBC	06/15/2022	—	(9,449)
532,188 SGD	391,076 USD	HSBC	06/15/2022	2,647	—
633,048 USD	894,560 AUD	HSBC	06/15/2022	9,077	—
330,948 USD	443,518 AUD	HSBC	06/15/2022	—	(12,587)
702,500 USD	915,137 CAD	HSBC	06/15/2022	20,965	—
2,097,500 USD	2,625,794 CAD	HSBC	06/15/2022	—	(21,669)
1,486,606 USD	1,393,791 EUR	HSBC	06/15/2022	10,786	—
1,148,604 USD	1,048,750 EUR	HSBC	06/15/2022	—	(21,900)
203,257 USD	162,546 GBP	HSBC	06/15/2022	1,582	—
251,648 USD	192,823 GBP	HSBC	06/15/2022	—	(8,655)
134,849 USD	17,434,858 JPY	HSBC	06/15/2022	658	—
1,200,403 USD	148,162,575 JPY	HSBC	06/15/2022	—	(48,852)
575,669 USD	888,630 NZD	HSBC	06/15/2022	3,247	—
666,080 USD	922,093 SGD	HSBC	06/15/2022	6,930	—
325,925 USD	444,871 SGD	HSBC	06/15/2022	—	(1,226)
506,753,280 INR	6,600,000 USD	JPMorgan	06/06/2022	75,670	—
6,600,000 USD	512,013,763 INR	JPMorgan	06/06/2022	—	(7,943)
5,115,560,000 KRW	4,000,000 USD	JPMorgan	06/10/2022	—	(130,032)
4,000,000 USD	4,954,709,562 KRW	JPMorgan	06/10/2022	170	—
512,470,860 INR	6,600,000 USD	JPMorgan	06/13/2022	7,273	—
6,600,000 USD	513,548,923 INR	JPMorgan	06/13/2022	6,596	—
2,555,547 AUD	1,868,731 USD	JPMorgan	06/15/2022	34,333	—
435,500 AUD	302,547 USD	JPMorgan	06/15/2022	—	(10,060)
877,288 CAD	686,667 USD	JPMorgan	06/15/2022	—	(6,876)
322,500 GBP	52,057,917 JPY	JPMorgan	06/15/2022	—	(1,805)
205,219 GBP	252,484 USD	JPMorgan	06/15/2022	—	(6,130)
114,104,309 JPY	989,842 USD	JPMorgan	06/15/2022	102,999	—
68,697,175 JPY	530,964 USD	JPMorgan	06/15/2022	—	(2,965)
532,450 SGD	391,076 USD	JPMorgan	06/15/2022	2,455	—
1,663,522 SGD	1,209,491 USD	JPMorgan	06/15/2022	—	(4,668)
328,333 USD	42,277,585 JPY	JPMorgan	06/15/2022	257	—
1,050,833 USD	134,032,617 JPY	JPMorgan	06/15/2022	—	(9,103)
649,354 USD	906,680 SGD	JPMorgan	06/15/2022	12,407	—
252,209 USD	342,979 SGD	JPMorgan	06/15/2022	—	(1,878)
7,000,000 AUD	6,279,945 CAD	JPMorgan	06/22/2022	—	(60,828)
1,200,000 AUD	109,601,556 JPY	JPMorgan	06/22/2022	—	(9,375)
3,500,000 AUD	2,447,251 USD	JPMorgan	06/22/2022	—	(65,387)
6,100,000 CAD	4,764,612 USD	JPMorgan	06/22/2022	—	(57,586)
1,289,067 CHF	1,250,000 EUR	JPMorgan	06/22/2022	—	(2,052)
5,250,000 CHF	5,366,472 USD	JPMorgan	06/22/2022	—	(113,317)
23,051,283 CNH	3,400,000 USD	JPMorgan	06/22/2022	—	(50,843)
3,375,000 EUR	5,077,865 AUD	JPMorgan	06/22/2022	18,101	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,750,000 EUR	5,062,096 CAD	JPMorgan	06/22/2022	—	(28,603)
5,250,000 EUR	5,394,848 CHF	JPMorgan	06/22/2022	—	(11,461)
4,000,000 EUR	3,391,178 GBP	JPMorgan	06/22/2022	—	(25,325)
500,000 EUR	5,170,191 NOK	JPMorgan	06/22/2022	14,354	—
100,000 EUR	463,800 PLN	JPMorgan	06/22/2022	842	—
200,000 EUR	919,259 PLN	JPMorgan	06/22/2022	—	(263)
1,000,000 EUR	10,510,474 SEK	JPMorgan	06/22/2022	2,252	—
3,750,000 EUR	3,942,207 USD	JPMorgan	06/22/2022	—	(88,105)
3,000,000 GBP	5,324,358 AUD	JPMorgan	06/22/2022	41,639	—
750,000 GBP	908,318 CHF	JPMorgan	06/22/2022	2,900	—
375,000 GBP	60,246,210 JPY	JPMorgan	06/22/2022	—	(4,201)
2,875,000 GBP	3,565,623 USD	JPMorgan	06/22/2022	—	(57,548)
116,420,880 HUF	300,000 EUR	JPMorgan	06/22/2022	8,373	—
511,700,840 HUF	1,400,000 USD	JPMorgan	06/22/2022	19,658	—
7,684,745 ILS	2,300,000 USD	JPMorgan	06/22/2022	—	(17,848)
446,022,350 JPY	5,000,000 AUD	JPMorgan	06/22/2022	121,866	—
378,076,440 JPY	3,800,000 CAD	JPMorgan	06/22/2022	64,623	—
261,420,540 JPY	2,000,000 CHF	JPMorgan	06/22/2022	55,115	—
349,012,742 JPY	2,600,000 EUR	JPMorgan	06/22/2022	80,938	—
356,514,075 JPY	2,250,000 GBP	JPMorgan	06/22/2022	63,793	—
485,274,480 JPY	6,000,000 NZD	JPMorgan	06/22/2022	135,616	—
562,500,000 JPY	4,399,834 USD	JPMorgan	06/22/2022	26,657	—
7,500,000 NOK	7,641,390 SEK	JPMorgan	06/22/2022	—	(17,343)
28,511,812 NOK	2,900,000 USD	JPMorgan	06/22/2022	—	(142,596)
14,124,173 NZD	12,800,000 AUD	JPMorgan	06/22/2022	—	(11,409)
4,800,000 NZD	3,039,418 USD	JPMorgan	06/22/2022	—	(87,302)
2,333,081 PLN	500,000 EUR	JPMorgan	06/22/2022	—	(7,500)
5,324,890 PLN	1,200,000 USD	JPMorgan	06/22/2022	—	(43,591)
42,041,880 SEK	4,000,000 EUR	JPMorgan	06/22/2022	—	(9,008)
31,501,627 SEK	31,000,000 NOK	JPMorgan	06/22/2022	80,165	—
27,904,205 SEK	2,800,000 USD	JPMorgan	06/22/2022	—	(59,328)
13,322,189 SGD	9,600,000 USD	JPMorgan	06/22/2022	—	(123,303)
63,075,350 TRY	4,100,000 USD	JPMorgan	06/22/2022	353,692	—
4,180,922 USD	5,300,000 CAD	JPMorgan	06/22/2022	8,857	—
1,179,064 USD	150,000,000 JPY	JPMorgan	06/22/2022	—	(12,884)
2,687,950 USD	53,500,000 MXN	JPMorgan	06/22/2022	19,029	—
1,395,230 USD	27,500,000 MXN	JPMorgan	06/22/2022	—	(3,791)
65,346 USD	100,000 NZD	JPMorgan	06/22/2022	—	(206)
400,000 USD	1,746,779 PLN	JPMorgan	06/22/2022	7,948	—
2,700,000 USD	43,846,766 TRY	JPMorgan	06/22/2022	—	(95,757)
28,975,126 ZAR	1,800,000 USD	JPMorgan	06/22/2022	—	(47,156)
514,112,940 INR	6,600,000 USD	JPMorgan	06/23/2022	—	(6,379)
4,955,880,000 KRW	4,000,000 USD	JPMorgan	06/23/2022	6,373	—
6,600,000 USD	512,779,363 INR	JPMorgan	06/23/2022	—	(10,758)
4,000,000 USD	4,950,469,562 KRW	JPMorgan	06/23/2022	—	(10,733)
513,234,480 INR	6,600,000 USD	JPMorgan	07/01/2022	10,878	—
4,951,240,000 KRW	4,000,000 USD	JPMorgan	07/05/2022	15,257	—
444,883 CAD	345,500 USD	Morgan Stanley	06/15/2022	—	(6,204)
5,044,237 EUR	5,523,022 USD	Morgan Stanley	06/15/2022	103,847	—
28,599,845 JPY	224,140 USD	Morgan Stanley	06/15/2022	1,856	—
20,965,447 MXN	971,676 USD	Morgan Stanley	06/15/2022	—	(90,699)
425,109 NZD	267,771 USD	Morgan Stanley	06/15/2022	—	(9,175)
1,317,460 SGD	972,343 USD	Morgan Stanley	06/15/2022	10,765	—
1,838,699 SGD	1,327,695 USD	Morgan Stanley	06/15/2022	—	(14,321)
88,841 USD	126,680 AUD	Morgan Stanley	06/15/2022	2,091	—
1,399,823 USD	1,798,203 CAD	Morgan Stanley	06/15/2022	21,753	—
360,114 USD	450,735 CAD	Morgan Stanley	06/15/2022	—	(3,784)
903,322 USD	844,512 EUR	Morgan Stanley	06/15/2022	3,963	—
34	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,156,187 USD	885,000 GBP	Morgan Stanley	06/15/2022	—	(40,922)
233,304 USD	2,041,114 NOK	Morgan Stanley	06/15/2022	—	(15,504)
1,236 USD	1,833 NZD	Morgan Stanley	06/15/2022	—	(42)
316,230 USD	441,498 SGD	Morgan Stanley	06/15/2022	6,007	—
488,887 USD	666,947 SGD	Morgan Stanley	06/15/2022	—	(2,101)
701,664 AUD	760,688 NZD	RBC Capital Markets	06/15/2022	—	(8,096)
154,540 CAD	122,872 USD	RBC Capital Markets	06/15/2022	700	—
1,387,054 CAD	1,069,444 USD	RBC Capital Markets	06/15/2022	—	(27,096)
469,283 EUR	497,975 USD	RBC Capital Markets	06/15/2022	—	(6,190)
216,737,919 JPY	1,720,250 USD	RBC Capital Markets	06/15/2022	35,717	—
1,048,750 USD	1,321,131 CAD	RBC Capital Markets	06/15/2022	—	(4,325)
529,366 USD	472,701 EUR	RBC Capital Markets	06/15/2022	—	(21,529)
187,131 USD	150,104 GBP	RBC Capital Markets	06/15/2022	2,028	—
273,352 USD	32,703,491 JPY	RBC Capital Markets	06/15/2022	—	(19,174)
437,460 CAD	349,583 USD	Standard Chartered	06/15/2022	3,748	—
259,252 AUD	197,529 USD	State Street	06/15/2022	11,435	—
2,709,951 CAD	2,088,778 USD	State Street	06/15/2022	—	(53,583)
2,689,479 EUR	2,960,072 USD	State Street	06/15/2022	70,684	—
474,516 EUR	506,666 USD	State Street	06/15/2022	—	(3,121)
50,999,698 JPY	322,500 GBP	State Street	06/15/2022	10,030	—
110,325,519 JPY	911,942 USD	State Street	06/15/2022	54,468	—
420,010 USD	561,061 AUD	State Street	06/15/2022	—	(17,275)
1,223,725 USD	1,155,091 EUR	State Street	06/15/2022	17,224	—
361,250 USD	46,509,597 JPY	State Street	06/15/2022	232	—
1,801,493 USD	226,228,182 JPY	State Street	06/15/2022	—	(43,199)
409,847 USD	631,878 NZD	State Street	06/15/2022	1,803	—
325,925 USD	444,890 SGD	State Street	06/15/2022	—	(1,211)
2,230,923 CAD	1,735,389 USD	UBS	06/15/2022	—	(28,275)
474,516 EUR	513,541 USD	UBS	06/15/2022	3,754	—
469,283 EUR	497,997 USD	UBS	06/15/2022	—	(6,167)
71,650,148 JPY	573,192 USD	UBS	06/15/2022	16,311	—
2,425,866 NZD	1,656,607 USD	UBS	06/15/2022	76,228	—
433,696 SGD	312,821 USD	UBS	06/15/2022	—	(3,722)
717,500 USD	917,612 CAD	UBS	06/15/2022	7,921	—
560,051 USD	697,611 CAD	UBS	06/15/2022	—	(8,552)
760,606 USD	693,955 EUR	UBS	06/15/2022	—	(15,070)
361,250 USD	46,240,144 JPY	UBS	06/15/2022	—	(1,862)
73,542 USD	1,513,780 MXN	UBS	06/15/2022	3,165	—
682,679 USD	5,942,104 NOK	UBS	06/15/2022	—	(48,618)
279,652 USD	444,943 NZD	UBS	06/15/2022	10,215	—
336,977 USD	469,924 SGD	UBS	06/15/2022	6,008	—
488,887 USD	666,727 SGD	UBS	06/15/2022	—	(2,261)
Total				2,852,068	(2,836,632)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brazilian Real	20	06/2022	USD	417,300	7,802	—
Brazilian Real	1	06/2022	USD	20,865	58	—
Brent Crude	17	06/2022	USD	1,965,200	94,793	—
Brent Crude	3	06/2022	USD	346,800	11,217	—
Brent Crude	4	06/2022	USD	462,400	9,036	—
Brent Crude	4	07/2022	USD	450,320	16,166	—
Brent Crude	2	08/2022	USD	219,860	4,958	—
Brent Crude	1	10/2022	USD	105,670	719	—
Canadian Dollar	4	06/2022	USD	316,300	6,583	—
Canola	4	07/2022	CAD	94,744	1,228	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Class III Milk	1	06/2022	USD	49,140	—	(2)
Cocoa	1	12/2022	GBP	18,030	340	—
Coffee	4	07/2022	USD	346,875	5,113	—
Corn	44	07/2022	USD	1,657,700	197,247	—
Corn	9	07/2022	USD	339,075	—	(18,894)
Corn	12	09/2022	USD	435,000	—	(18,423)
Cotton	2	07/2022	USD	138,980	—	(1,930)
Cotton	3	12/2022	USD	183,675	1,403	—
Cotton	13	12/2022	USD	795,925	—	(9,458)
Crude Oil E-mini	5	06/2022	USD	286,675	13,968	—
Crude Palm Oil	1	07/2022	MYR	164,100	126	—
Crude Palm Oil	6	08/2022	MYR	945,600	5,340	—
Crude Palm Oil	1	08/2022	MYR	157,600	—	(391)
Crude Palm Oil	2	09/2022	MYR	306,600	1,193	—
ECX Emissions EUA	3	12/2022	EUR	252,060	15,272	—
Energy Select Sector Index E-mini	2	06/2022	USD	181,340	9,397	—
Euro/Japanese Yen	1	06/2022	JPY	17,266,250	3,469	—
Euro-BTP	2	06/2022	EUR	253,740	—	(26,741)
Eurodollar 90-Day	1	06/2023	USD	241,863	99	—
FCOJ-A	1	07/2022	USD	26,603	388	—
FTSE 100 Index	25	06/2022	GBP	1,896,375	47,751	—
FTSE 100 Index	18	06/2022	GBP	1,365,390	34,097	—
FTSE Taiwan Index	23	06/2022	USD	1,334,000	46,035	—
Gas Oil	12	07/2022	USD	1,438,800	154,620	—
Gas Oil	2	07/2022	USD	239,800	30,923	—
Gas Oil	3	08/2022	USD	347,700	40,372	—
Gas Oil	1	09/2022	USD	113,225	12,674	—
Gas Oil	1	10/2022	USD	110,700	11,799	—
Gold	1	02/2023	JPY	7,590,000	828	—
Gold	18	04/2023	JPY	136,584,000	12,241	—
Gold 100 oz.	2	12/2022	USD	373,000	—	(903)
IBEX 35 Index	3	06/2022	EUR	264,681	—	(2,580)
IBEX 35 Index	6	06/2022	EUR	529,362	—	(3,672)
KLCI Index	3	06/2022	MYR	233,850	407	—
Lean Hogs	1	08/2022	USD	42,570	—	(1,022)
Lean Hogs	1	10/2022	USD	37,220	1,298	—
Live Cattle	1	02/2023	USD	59,010	—	(962)
Mexican Peso	245	06/2022	USD	6,208,300	276,941	—
Mexican Peso	4	06/2022	USD	101,360	2,763	—
Milling Wheat	9	09/2022	EUR	176,513	9,368	—
Milling Wheat	4	12/2022	EUR	77,150	4,429	—
Milling Wheat	5	03/2023	EUR	95,625	5,298	—
Natural Gas	4	06/2022	USD	325,800	—	(16,997)
Natural Gas	15	06/2022	USD	1,221,750	—	(45,859)
Natural Gas	3	07/2022	USD	244,140	—	(4,285)
Natural Gas E-mini	5	06/2022	USD	101,813	—	(2,528)
Nickel	1	09/2022	USD	170,526	615	—
Nikkei 225 Index	1	06/2022	JPY	27,260,000	—	(1,167)
NY Harbor ULSD Heat Oil	10	06/2022	USD	1,652,700	38,774	—
NY Harbor ULSD Heat Oil	2	06/2022	USD	330,540	19,497	—
NY Harbor ULSD Heat Oil	2	07/2022	USD	323,140	18,401	—
NY Harbor ULSD Heat Oil	1	08/2022	USD	158,676	9,230	—
NY Harbor ULSD Heat Oil	1	09/2022	USD	155,623	9,201	—
Oat	1	07/2022	USD	33,488	—	(677)
Platinum	1	04/2023	JPY	1,940,000	—	(124)
Primary Aluminum	4	09/2022	USD	279,100	—	(46,764)
Rapeseed	1	07/2022	EUR	40,588	—	(2,069)
RBOB Gasoline	12	06/2022	USD	1,973,765	207,377	—
36	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
RBOB Gasoline	3	06/2022	USD	493,441	18,215	—
RBOB Gasoline	2	07/2022	USD	314,622	11,013	—
S&P/TSX 60 Index	3	06/2022	CAD	752,100	—	(30,495)
S&P/TSX 60 Index	7	06/2022	CAD	1,754,900	—	(39,047)
South African Rand	1	06/2022	USD	31,950	161	—
Soybean	23	07/2022	USD	1,935,738	89,558	—
Soybean	9	07/2022	USD	757,463	5,581	—
Soybean	11	11/2022	USD	830,225	—	(3,536)
Soybean	5	01/2023	USD	378,563	—	(2,723)
Soybean Meal	17	07/2022	USD	705,160	—	(59,387)
Soybean Meal	2	12/2022	USD	80,400	—	(2,424)
Soybean Oil	27	07/2022	USD	1,262,304	167,691	—
Soybean Oil	15	07/2022	USD	701,280	—	(27,826)
Soybean Oil	4	12/2022	USD	179,328	9,651	—
SPI 200 Index	12	06/2022	AUD	2,163,600	17,143	—
SPI 200 Index	7	06/2022	AUD	1,262,100	—	(35,106)
STOXX Europe 600 Bank Index	1	06/2022	EUR	6,920	—	(35)
Sugar #11	8	06/2022	USD	173,824	—	(5,080)
Sugar #11	44	06/2022	USD	956,032	—	(16,451)
Sugar #11	3	09/2022	USD	65,755	—	(1,608)
Sugar #11	1	02/2023	USD	22,254	435	—
Thai SET50 Index	177	06/2022	THB	35,329,200	—	(9,348)
U.S. Dollar Index	6	06/2022	USD	610,596	11,390	—
U.S. Treasury 5-Year Note	165	09/2022	USD	18,637,266	—	(21,881)
Wheat	14	07/2022	USD	761,250	90,872	—
Wheat	4	07/2022	USD	233,100	10,171	—
Wheat	5	07/2022	USD	291,375	—	(5,661)
Wheat	4	07/2022	USD	217,500	—	(10,884)
Wheat	1	09/2022	USD	58,600	—	(1,252)
Wheat	4	09/2022	USD	219,500	—	(2,346)
Wheat	2	12/2022	USD	110,700	571	—
White Sugar #5	2	07/2022	USD	57,230	1,243	—
WTI Crude	17	06/2022	USD	1,949,390	180,288	—
WTI Crude	4	06/2022	USD	458,680	21,404	—
WTI Crude	2	07/2022	USD	223,820	12,118	—
WTI Crude	2	07/2022	USD	223,820	10,017	—
WTI Crude	2	08/2022	USD	217,800	14,187	—
WTI Crude	2	11/2022	USD	202,840	4,347	—
WTI Crude	1	09/2032	USD	106,050	4,968	—
Zinc	4	09/2022	USD	391,500	—	(44,814)
Total					2,081,878	(525,352)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(1)	06/2022	JPY	(14,967,000)	—	(46)
1-Month SOFR	(1)	10/2022	USD	(407,658)	—	(22)
3-Month Aluminum	(4)	08/2022	USD	(278,700)	11,775	—
3-Month Copper	(2)	08/2022	USD	(472,375)	1,619	—
3-Month Euro Euribor	(190)	09/2022	EUR	(47,317,125)	212,737	—
3-Month Euro Euribor	(20)	03/2023	EUR	(4,938,250)	55,337	—
3-Month Euro Euribor	(8)	06/2024	EUR	(1,966,300)	17,130	—
3-Month Euro Euribor	(4)	06/2025	EUR	(982,650)	1,637	—
3-Month Euro Euribor	(2)	09/2025	EUR	(491,175)	673	—
3-Month Lead	(2)	08/2022	USD	(109,100)	—	(2,456)
3-Month SOFR	(159)	03/2023	USD	(38,654,888)	—	(14,174)
3-Month SONIA	(74)	12/2022	GBP	(18,127,225)	26,171	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(2)	06/2022	EUR	(284,964)	—	(6,618)
Amsterdam Index	(3)	06/2022	EUR	(427,446)	—	(11,205)
Australian 10-Year Bond	(110)	06/2022	AUD	(13,443,971)	519,355	—
Australian 10-Year Bond	(22)	06/2022	AUD	(2,688,794)	142,931	—
Australian 10-Year Bond	(9)	06/2022	AUD	(1,099,961)	23,095	—
Australian 10-Year Bond	(1)	06/2022	AUD	(122,218)	6,496	—
Australian 3-Year Bond	(208)	06/2022	AUD	(22,621,169)	376,577	—
Australian Dollar	(92)	06/2022	USD	(6,602,380)	—	(183,707)
Banker’s Acceptance	(3)	06/2023	CAD	(724,913)	973	—
British Pound	(138)	06/2022	USD	(10,871,813)	341,330	—
British Pound	(1)	06/2022	USD	(78,781)	—	(1,345)
CAC40 Index	(1)	06/2022	EUR	(64,565)	—	(908)
CAC40 Index	(2)	06/2022	EUR	(129,130)	—	(2,780)
Canadian Dollar	(100)	06/2022	USD	(7,907,500)	—	(116,676)
Canadian Government 10-Year Bond	(62)	09/2022	CAD	(7,874,620)	41,950	—
Canadian Government 10-Year Bond	(32)	09/2022	CAD	(4,064,320)	31,642	—
Cocoa	(1)	07/2022	GBP	(17,440)	—	(393)
Cocoa	(3)	07/2022	USD	(74,880)	—	(897)
Cocoa	(12)	09/2022	USD	(301,800)	—	(4,752)
Copper	(7)	07/2022	USD	(751,800)	—	(5,637)
Copper	(6)	07/2022	USD	(644,400)	—	(17,473)
DAX Index	(1)	06/2022	EUR	(359,425)	—	(22,337)
DJIA Index E-mini	(6)	06/2022	USD	(989,130)	—	(13,483)
DJIA Index E-mini	(8)	06/2022	USD	(1,318,840)	—	(59,245)
Euro FX	(141)	06/2022	USD	(18,932,775)	219,933	—
Euro FX	(1)	06/2022	USD	(67,138)	2,218	—
Euro FX Micro E-mini	(3)	06/2022	USD	(40,283)	1,402	—
EURO STOXX 50 Index	(2)	06/2022	EUR	(75,680)	—	(5,588)
EURO STOXX 50 Index	(11)	06/2022	EUR	(416,240)	—	(19,267)
Euro/British Pound	(1)	06/2022	GBP	(106,525)	—	(1,441)
Euro-Bobl	(91)	06/2022	EUR	(11,510,590)	451,561	—
Euro-Bobl	(32)	06/2022	EUR	(4,047,680)	115,888	—
Euro-BTP	(34)	06/2022	EUR	(4,313,580)	422,703	—
Euro-BTP	(18)	06/2022	EUR	(2,283,660)	253,488	—
Euro-Bund	(39)	06/2022	EUR	(5,911,230)	495,682	—
Euro-Bund	(14)	06/2022	EUR	(2,121,980)	118,840	—
Euro-Bund	(3)	06/2022	EUR	(454,710)	37,097	—
Euro-Buxl 30-Year	(24)	06/2022	EUR	(3,892,800)	299,122	—
Euro-Buxl 30-Year	(5)	06/2022	EUR	(811,000)	128,139	—
Eurodollar 90-Day	(21)	12/2022	USD	(5,087,513)	3,308	—
Eurodollar 90-Day	(2)	12/2022	USD	(484,525)	—	(103)
Eurodollar 90-Day	(22)	03/2023	USD	(5,322,075)	70,644	—
Eurodollar 90-Day	(12)	06/2024	USD	(2,911,950)	28,333	—
Eurodollar 90-Day	(7)	06/2025	USD	(1,700,213)	15,827	—
Eurodollar 90-Day	(4)	06/2026	USD	(971,150)	4,807	—
Eurodollar 90-Day	(1)	09/2026	USD	(242,725)	—	(26)
Euro-OAT	(63)	06/2022	EUR	(9,077,670)	679,320	—
Euro-OAT	(22)	06/2022	EUR	(3,169,980)	299,580	—
Euro-Schatz	(355)	06/2022	EUR	(39,092,600)	309,656	—
Euro-Schatz	(113)	06/2022	EUR	(12,443,560)	116,961	—
Feeder Cattle	(4)	08/2022	USD	(330,250)	12,516	—
FTSE China A50 Index	(42)	06/2022	USD	(569,352)	—	(12,335)
FTSE China A50 Index	(109)	06/2022	USD	(1,477,604)	—	(51,153)
FTSE Taiwan Index	(2)	06/2022	USD	(116,000)	—	(4,553)
FTSE/JSE Top 40 Index	(4)	06/2022	ZAR	(2,620,840)	—	(9,555)
FTSE/MIB Index	(3)	06/2022	EUR	(73,524)	—	(3,566)
FTSE/MIB Index	(1)	06/2022	EUR	(122,540)	—	(9,485)
FTSE/MIB Index	(2)	06/2022	EUR	(245,080)	—	(13,242)
38	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	(1)	08/2022	USD	(184,840)	—	(32)
Health Care Select Sector Index E-mini	(1)	06/2022	USD	(133,270)	969	—
Indian Rupee	(47)	06/2022	USD	(1,206,490)	2,237	—
Industrials Select Sector Index E-mini	(1)	06/2022	USD	(95,140)	5,169	—
Japanese 10-Year Government Bond	(10)	06/2022	JPY	(1,496,500,000)	—	(7,563)
Japanese Yen	(146)	06/2022	USD	(14,192,113)	1,420,586	—
Japanese Yen	(1)	06/2022	USD	(97,206)	398	—
Korea 3-Year Bond	(151)	06/2022	KRW	(15,919,930,000)	—	(211)
Lean Hogs	(6)	07/2022	USD	(259,200)	—	(3,333)
Live Cattle	(32)	08/2022	USD	(1,668,800)	55,043	—
Live Cattle	(3)	08/2022	USD	(156,450)	2,203	—
Live Cattle	(1)	08/2022	USD	(52,150)	808	—
Live Cattle	(1)	10/2022	USD	(54,460)	738	—
Long Gilt	(49)	09/2022	GBP	(5,682,530)	130,843	—
Long Gilt	(35)	09/2022	GBP	(4,058,950)	71,543	—
Lumber	(2)	07/2022	USD	(143,770)	7,146	—
MSCI EAFE Index	(3)	06/2022	USD	(305,550)	—	(7,649)
MSCI EAFE Index	(28)	06/2022	USD	(2,851,800)	—	(19,995)
MSCI Emerging Markets Index	(7)	06/2022	USD	(372,155)	—	(7,059)
MSCI Emerging Markets Index	(42)	06/2022	USD	(2,232,930)	—	(32,266)
MSCI Singapore Index	(9)	06/2022	SGD	(270,270)	—	(4,055)
MSCI Singapore Index	(51)	06/2022	SGD	(1,531,530)	—	(30,008)
NASDAQ 100 Index E-mini	(5)	06/2022	USD	(1,264,650)	—	(8,457)
NASDAQ 100 Index E-mini	(9)	06/2022	USD	(2,276,370)	—	(69,334)
Natural Gas	(5)	06/2022	GBP	(284,751)	10,426	—
New Zealand Dollar	(132)	06/2022	USD	(8,596,500)	22,615	—
Nikkei 225 Index	(2)	06/2022	JPY	(5,452,000)	—	(1,058)
Nikkei 225 Index	(1)	06/2022	JPY	(13,642,500)	—	(2,779)
Nikkei 225 Index	(1)	06/2022	USD	(135,925)	—	(7,577)
Nikkei 225 Index	(2)	06/2022	JPY	(54,520,000)	—	(19,634)
OMXS30 Index	(9)	06/2022	SEK	(1,839,150)	—	(1,160)
OMXS30 Index	(36)	06/2022	SEK	(7,356,600)	—	(9,803)
Palladium	(1)	09/2022	USD	(200,630)	—	(2,222)
Platinum	(7)	07/2022	USD	(338,905)	—	(10,707)
Platinum	(6)	07/2022	USD	(290,490)	—	(12,805)
Robusta Coffee	(1)	07/2022	USD	(21,060)	—	(381)
Russell 2000 Index E-mini	(20)	06/2022	USD	(1,861,900)	15,302	—
Russell 2000 Index E-mini	(5)	06/2022	USD	(465,475)	6,238	—
Russell 2000 Index Micro E-Mini	(1)	06/2022	USD	(9,310)	624	—
S&P 500 Index E-mini	(5)	06/2022	USD	(1,032,813)	20,206	—
S&P 500 Index E-mini	(7)	06/2022	USD	(1,445,938)	—	(64,255)
S&P 500 Index Micro E-mini	(1)	06/2022	USD	(20,656)	1,567	—
S&P Mid 400 Index E-mini	(2)	06/2022	USD	(502,640)	4,807	—
S&P Mid 400 Index E-mini	(5)	06/2022	USD	(1,256,600)	—	(32,219)
SGX CNX Nifty Index	(16)	06/2022	USD	(529,920)	—	(13,580)
SGX TSI Iron Ore China 62%	(7)	07/2022	USD	(93,184)	—	(275)
SGX TSI Iron Ore China 62%	(1)	07/2022	USD	(13,312)	—	(1,142)
Short Term Euro-BTP	(95)	06/2022	EUR	(10,399,650)	216,698	—
Short Term Euro-BTP	(41)	06/2022	EUR	(4,488,270)	49,754	—
Silver	(23)	07/2022	USD	(2,494,120)	14,666	—
Silver	(6)	07/2022	USD	(650,640)	8,428	—
SOFR 3-Month	(14)	03/2023	USD	(3,403,575)	41,506	—
SOFR 3-Month	(1)	06/2023	USD	(242,575)	—	(64)
South African Rand	(76)	06/2022	USD	(2,428,200)	—	(75,566)
Soybean Meal	(2)	07/2022	USD	(82,960)	2,906	—
STOXX Europe 600 Index	(5)	06/2022	EUR	(110,525)	—	(6,292)
STOXX Europe 600 Index	(10)	06/2022	EUR	(221,050)	—	(11,167)
Swiss Franc	(81)	06/2022	USD	(10,566,956)	88,254	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Franc	(1)	06/2022	USD	(130,456)	—	(4,583)
TOPIX Index	(2)	06/2022	JPY	(38,180,000)	—	(6,761)
Topix Index Mini	(5)	06/2022	JPY	(9,545,000)	—	(1,581)
U.S. Long Bond	(30)	09/2022	USD	(4,183,125)	43,920	—
U.S. Long Bond	(19)	09/2022	USD	(2,649,313)	27,966	—
U.S. Long Bond	(30)	09/2022	USD	(4,183,125)	5,796	—
U.S. Treasury 10-Year Note	(42)	09/2022	USD	(5,017,031)	33,128	—
U.S. Treasury 10-Year Note	(71)	09/2022	USD	(8,481,172)	—	(10,154)
U.S. Treasury 2-Year Note	(75)	09/2022	USD	(15,832,617)	15,160	—
U.S. Treasury 2-Year Note	(164)	09/2022	USD	(34,620,656)	—	(81,226)
U.S. Treasury 5-Year Note	(63)	09/2022	USD	(7,116,047)	25,751	—
U.S. Treasury 5-Year Note	(110)	09/2022	USD	(12,424,844)	—	(23,149)
U.S. Treasury Ultra 10-Year Note	(152)	09/2022	USD	(19,529,625)	162,860	—
U.S. Treasury Ultra 10-Year Note	(27)	09/2022	USD	(3,469,078)	35,647	—
U.S. Treasury Ultra 10-Year Note	(39)	09/2022	USD	(5,010,891)	—	(7,753)
U.S. Ultra Treasury Bond	(46)	09/2022	USD	(7,164,500)	162,028	—
U.S. Ultra Treasury Bond	(19)	09/2022	USD	(2,959,250)	50,413	—
U.S. Ultra Treasury Bond	(6)	09/2022	USD	(934,500)	21,470	—
Volatility Index	(1)	06/2022	USD	(26,412)	2,385	—
WIG 20 Index	(38)	06/2022	PLN	(1,404,480)	16,673	—
Total					8,703,330	(1,192,323)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Vonage Holdings Corp.	Goldman Sachs	USD	19,370	10	19.00	06/17/2022	210	2,600

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Willis Towers Watson PLC	Goldman Sachs	USD	(147,749)	(7)	210.00	6/17/2022	(4,889)	(3,885)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	12,000,000	(352,274)	—	—	—	(352,274)
Fixed rate of 1.688%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	12/07/2025	USD	4,585,000	(105,178)	—	—	—	(105,178)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	1,000,000	190,094	—	—	190,094	—
3-Month USD LIBOR	Fixed rate of 1.743%	Receives Quarterly, Pays SemiAnnually	Citi	12/07/2053	USD	385,000	82,026	—	—	82,026	—
Total							(185,332)	—	—	272,120	(457,452)

40	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	1,690	1	(2)	—	—	—	(1)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	4,828	1	(7)	—	—	—	(6)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	8,246	1	(11)	—	—	—	(10)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	7,006	1	(11)	—	—	—	(10)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	9,734	1	(15)	—	—	—	(14)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	22,498	3	(35)	—	—	—	(32)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	35,263	6	(55)	—	—	—	(49)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	43,020	6	(57)	—	—	—	(51)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	36,603	6	(57)	—	—	—	(51)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	42,269	6	(62)	—	—	—	(56)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	48,748	8	(65)	—	—	—	(57)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	23,452	3	(61)	—	—	—	(58)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	53,460	8	(66)	—	—	—	(58)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	53,777	8	(73)	—	—	—	(65)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	48,531	7	(75)	—	—	—	(68)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	54,335	8	(84)	—	—	—	(76)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	54,072	8	(84)	—	—	—	(76)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	61,729	9	(88)	—	—	—	(79)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	46,376	7	(121)	—	—	—	(114)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	107,198	16	(142)	—	—	—	(126)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	122,450	18	(190)	—	—	—	(172)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	76,190	12	(199)	—	—	—	(187)
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	183,970	27	(285)	—	—	—	(258)
Total return on Sanne Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	08/26/2022	GBP	379,453	(3,690)	(652)	—	—	—	(4,342)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	480,034	(45)	(152)	—	—	—	(197)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	1,491,689	(138)	(480)	—	—	—	(618)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	4,746,157	(438)	(1,493)	—	—	—	(1,931)
Total return on Stagecoach Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	03/09/2023	GBP	3,119	(4)	(5)	—	—	—	(9)
Total return on Stagecoach Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	03/09/2023	GBP	12,087	(14)	(21)	—	—	—	(35)
Total return on Stagecoach Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	03/09/2023	GBP	14,938	(17)	(26)	—	—	—	(43)
Total return on Stagecoach Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	03/09/2023	GBP	16,169	(20)	(31)	—	—	—	(51)
Total return on Stagecoach Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	03/09/2023	GBP	244,649	(293)	(471)	—	—	—	(764)
Total							(4,488)	(5,176)	—	—	—	(9,664)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	4.792%
3-Month USD LIBOR	London Interbank Offered Rate	1.611%
SONIA	Sterling Overnight Index Average	0.941%
3-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.869%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $83,983,398, which represents 16.58% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $6,708,984, which represents 1.32% of total net assets.
(g)	Valuation based on significant unobservable inputs.
42	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(l)	Zero coupon bond.
(m)	Represents a security purchased on a when-issued basis.
(n)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2022, the total value of these securities amounted to $73,864, which represents 0.01% of total net assets.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The stated interest rate represents the weighted average interest rate at May 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	At May 31, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	11,000

(s)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(t)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	140,760,522	420,687,336	(405,165,477)	(14,207)	156,268,174	(32,109)	253,358	156,330,706
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022	43

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
44	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2022

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3QT100_08_M01_(07/22)